THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Auto Components — 0.8%
220,826	BorgWarner, Inc.	$10,816,058
	Automobiles — 1.3%
312,910	General Motors Co.[1]	17,785,804
	Banks — 4.4%
405,336	Citizens Financial Group, Inc.	17,088,966
453,342	First Horizon Corp.	7,004,134
509,342	KeyCorp.	10,013,664
990,292	Regions Financial Corp.	19,063,121
166,242	US Bancorp	9,233,080
		62,402,965
	Beverages — 1.1%
166,223	Monster Beverage Corp.[1]	15,678,153
	Biotechnology — 1.7%
101,986	Amgen, Inc.	24,633,698
	Building Products — 2.7%
311,801	Carrier Global Corp.	17,227,005
154,258	Fortune Brands Home & Security, Inc.	15,035,527
68,040	Owens Corning	6,542,727
		38,805,259
	Capital Markets — 3.4%
365,013	Bank of New York Mellon Corp. (The)	18,736,117
174,272	Janus Henderson Group PLC	7,291,540
76,676	Raymond James Financial, Inc.	9,928,009
139,063	State Street Corp.	12,117,950
		48,073,616
	Chemicals — 0.9%
207,140	Dow, Inc.	12,875,822
	Communications Equipment — 3.9%
29,957	Arista Networks, Inc.[1]	11,395,343
195,921	Ciena Corp.[1]	11,390,847
240,792	Cisco Systems, Inc./Delaware	13,332,653
94,849	F5 Networks, Inc.[1]	19,587,267
		55,706,110
	Construction & Engineering — 1.1%
178,065	Quanta Services, Inc.	16,186,109
	Consumer Finance — 2.1%
703,758	SLM Corp.	13,251,763
365,043	Synchrony Financial	17,164,322
		30,416,085
	Containers & Packaging — 1.4%
351,692	International Paper Co.	20,313,730
	Diversified Telecommunication Services — 1.9%
493,046	AT&T, Inc.	13,829,940
236,650	Verizon Communications, Inc.	13,200,337
		27,030,277
	Electrical Equipment — 0.5%
51,285	AMETEK, Inc.	7,131,179
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.2%
830,302	Baker Hughes Co.	$17,635,615
	Entertainment — 3.0%
251,356	Activision Blizzard, Inc.	21,018,389
96,174	Electronic Arts, Inc.	13,845,209
41,997	Take-Two Interactive Software, Inc.[1]	7,283,120
		42,146,718
	Equity Real Estate Investment Trusts — 3.7%
47,472	American Tower Corp.	13,425,082
58,237	Crown Castle International Corp.	11,244,982
215,563	Prologis, Inc.	27,600,686
		52,270,750
	Food & Staples Retailing — 1.5%
514,303	Kroger Co. (The)	20,932,132
	Food Products — 1.7%
333,786	Conagra Brands, Inc.	11,178,493
217,599	General Mills, Inc.	12,807,877
		23,986,370
	Health Care Providers & Services — 5.4%
36,757	Anthem, Inc.	14,115,056
174,237	Cardinal Health, Inc.	10,346,193
63,439	Cigna Corp.	14,558,616
107,690	CVS Health Corp.	8,869,348
174,729	DaVita, Inc.[1]	21,011,162
35,672	McKesson Corp.	7,271,024
		76,171,399
	Household Durables — 1.6%
219,173	Lennar Corp. - Class A	23,046,041
	Household Products — 1.9%
144,843	Church & Dwight Co., Inc.	12,540,507
175,838	Colgate-Palmolive Co.	13,979,121
		26,519,628
	Independent Power & Renewable Electricity Producer — 1.5%
899,506	AES Corp. (The)	21,318,292
	Insurance — 2.3%
249,961	Aflac, Inc.	13,747,855
167,275	Fidelity National Financial, Inc.	7,462,138
188,161	MetLife, Inc.	10,856,889
		32,066,882
	Interactive Media & Services — 4.0%
10,879	Alphabet, Inc. - Class A1	29,313,792
77,465	Facebook, Inc. - Class A1	27,600,779
		56,914,571
	Internet & Direct Marketing Retail — 1.4%
297,530	eBay, Inc.	20,294,521
	IT Services — 5.8%
75,286	Accenture PLC - Class A	23,916,856
295,041	Amdocs, Ltd.	22,750,612
161,583	Cognizant Technology Solutions Corp. - Class A	11,881,198
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
88,009	PayPal Holdings, Inc.[1]	$24,249,120
		82,797,786
	Life Sciences Tools & Services — 4.4%
108,355	Agilent Technologies, Inc.	16,603,237
7,166	Mettler-Toledo International, Inc.[1]	10,560,606
53,165	PerkinElmer, Inc.	9,688,258
28,616	Thermo Fisher Scientific, Inc.	15,452,926
24,252	Waters Corp.[1]	9,453,672
		61,758,699
	Machinery — 1.0%
47,398	Parker-Hannifin Corp.	14,789,598
	Media — 2.8%
444,449	Comcast Corp. - Class A	26,146,935
380,341	Fox Corp. - Class A	13,562,960
		39,709,895
	Multi-line Retail — 2.0%
107,274	Target Corp.	28,003,878
	Multi-Utilities — 0.5%
117,099	Public Service Enterprise Group, Inc.	7,287,071
	Oil, Gas & Consumable Fuels — 1.0%
120,319	Exxon Mobil Corp.	6,926,765
380,013	Kinder Morgan, Inc.	6,604,626
		13,531,391
	Pharmaceuticals — 1.0%
85,476	Johnson & Johnson	14,718,967
	Professional Services — 2.1%
169,015	Booz Allen Hamilton Holding Corp.	14,503,177
61,054	ManpowerGroup, Inc.	7,239,784
317,564	Nielsen Holdings PLC	7,523,091
		29,266,052
	Real Estate Management & Development — 0.6%
86,260	CBRE Group, Inc. - Class A1	8,320,640
	Road & Rail — 1.6%
475,161	CSX Corp.	15,357,204
150,913	Knight-Swift Transportation Holdings, Inc.	7,498,867
		22,856,071
	Semiconductors & Semiconductor Equipment — 5.1%
185,411	Applied Materials, Inc.	25,944,561
17,282	Lam Research Corp.	11,015,720
57,496	Qorvo, Inc.[1]	10,900,667
80,230	Skyworks Solutions, Inc.	14,803,237
76,840	Teradyne, Inc.	9,758,680
		72,422,865
	Software — 9.3%
509,524	Dropbox, Inc. - Class A1	16,044,911
94,268	Fortinet, Inc.[1]	25,663,520
97,573	Microsoft Corp.	27,799,523
245,318	Oracle Corp.	21,377,011
196,785	SS&C Technologies Holdings, Inc.	15,425,976
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
88,396	Synopsys, Inc.[1]	$25,457,164
		131,768,105
	Specialty Retail — 3.4%
181,363	Best Buy Co., Inc.	20,376,133
22,965	Home Depot, Inc. (The)	7,536,884
104,309	Lowe’s Cos., Inc.	20,099,301
		48,012,318
	Technology Hardware, Storage & Peripherals — 2.9%
78,595	Apple, Inc.	11,463,867
695,964	Hewlett Packard Enterprise Co.	10,091,478
692,149	HP, Inc.	19,982,341
		41,537,686
	TOTAL COMMON STOCKS (Cost $901,573,531)	1,417,938,806
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$2,226,325	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $2,226,325, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $2,271,200, coupon rate of 0.125%, due 03/31/23, market value of $2,270,896)	2,226,325
	TOTAL REPURCHASE AGREEMENT (Cost $2,226,325)	2,226,325
TOTAL INVESTMENTS (Cost $903,799,856)	100.1%	$1,420,165,131
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,608,194)
NET ASSETS	100.0%	$1,418,556,937

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 0.9%
56,957	Northrop Grumman Corp.	$20,676,530
	Air Freight & Logistics — 1.2%
221,042	Expeditors International of Washington, Inc.	28,348,637
	Auto Components — 0.7%
307,642	BorgWarner, Inc.	15,068,305
	Banks — 0.9%
520,295	Citizens Financial Group, Inc.	21,935,637
	Beverages — 0.9%
231,644	Monster Beverage Corp.[1]	21,848,662
	Biotechnology — 3.1%
108,059	Amgen, Inc.	26,100,571
79,582	Regeneron Pharmaceuticals, Inc.[1]	45,728,613
		71,829,184
	Building Products — 2.0%
459,034	Carrier Global Corp.	25,361,629
211,532	Fortune Brands Home & Security, Inc.	20,618,024
		45,979,653
	Capital Markets — 2.9%
424,945	Intercontinental Exchange, Inc.	50,921,159
44,655	Moody’s Corp.	16,790,280
		67,711,439
	Communications Equipment — 2.1%
128,128	Arista Networks, Inc.[1]	48,738,610
	Containers & Packaging — 2.0%
219,094	Avery Dennison Corp.	46,158,724
	Electronic Equipment, Instruments & Components — 5.3%
963,072	Amphenol Corp. - Class A	69,813,089
283,089	CDW Corp.	51,904,368
		121,717,457
	Entertainment — 4.2%
252,176	Activision Blizzard, Inc.	21,086,957
317,029	Electronic Arts, Inc.	45,639,495
171,628	Take-Two Interactive Software, Inc.[1]	29,763,728
		96,490,180
	Equity Real Estate Investment Trusts — 2.7%
152,633	American Tower Corp.	43,164,612
54,653	SBA Communications Corp. REIT	18,636,127
		61,800,739
	Food & Staples Retailing — 1.6%
83,439	Costco Wholesale Corp.	35,855,407
	Food Products — 0.5%
64,095	Hershey Co. (The)	11,465,314
	Health Care Providers & Services — 2.9%
485,373	Cardinal Health, Inc.	28,821,449
169,836	Centene Corp.[1]	11,652,448
63,895	UnitedHealth Group, Inc.	26,338,797
		66,812,694
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 3.0%
319,651	Lennar Corp. - Class A	$33,611,302
427,517	PulteGroup, Inc.	23,457,858
277,100	Tempur Sealy International, Inc.	11,990,117
		69,059,277
	Household Products — 0.8%
204,083	Church & Dwight Co., Inc.	17,669,506
	Insurance — 0.8%
126,756	Marsh & McLennan Cos., Inc.	18,661,018
	Interactive Media & Services — 6.0%
25,507	Alphabet, Inc. - Class A1	68,729,377
178,183	Facebook, Inc. - Class A1	63,486,603
44,181	IAC/InterActiveCorp.[1]	6,065,609
		138,281,589
	Internet & Direct Marketing Retail — 2.6%
894,929	eBay, Inc.	61,043,107
	IT Services — 6.7%
205,002	Automatic Data Processing, Inc.	42,974,570
462,771	Paychex, Inc.	52,672,595
216,306	PayPal Holdings, Inc.[1]	59,598,792
		155,245,957
	Life Sciences Tools & Services — 1.8%
87,176	Agilent Technologies, Inc.	13,357,978
84,651	PerkinElmer, Inc.	15,425,952
22,715	Thermo Fisher Scientific, Inc.	12,266,327
		41,050,257
	Pharmaceuticals — 0.8%
107,573	Johnson & Johnson	18,524,071
	Professional Services — 2.6%
248,294	Booz Allen Hamilton Holding Corp.	21,306,108
44,282	CACI International, Inc. - Class A1	11,821,523
263,005	Robert Half International, Inc.	25,829,721
		58,957,352
	Semiconductors & Semiconductor Equipment — 7.8%
444,561	Applied Materials, Inc.	62,207,421
107,050	KLA Corp.	37,270,528
28,233	Lam Research Corp.	17,995,996
64,687	Monolithic Power Systems, Inc.	29,061,282
167,788	NVIDIA Corp.	32,716,982
		179,252,209
	Software — 18.6%
23,936	Adobe, Inc.[1]	14,879,336
238,401	Cadence Design Systems, Inc.[1]	35,199,908
110,880	Dolby Laboratories, Inc. - Class A	10,766,448
1,276,764	Dropbox, Inc. - Class A1	40,205,298
255,857	Fortinet, Inc.[1]	69,654,510
234,802	Microsoft Corp.	66,897,438
774,801	Oracle Corp.	67,516,159
738,314	SS&C Technologies Holdings, Inc.	57,876,434
224,941	Synopsys, Inc.[1]	64,780,758
		427,776,289
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 9.1%
509,348	Best Buy Co., Inc.	$57,225,248
139,792	Home Depot, Inc. (The)	45,878,337
263,082	Lowe’s Cos., Inc.	50,693,271
89,947	Ross Stores, Inc.	11,035,597
403,908	TJX Cos., Inc. (The)	27,792,909
90,180	Tractor Supply Co.	16,316,267
		208,941,629
	Technology Hardware, Storage & Peripherals — 4.2%
460,366	Apple, Inc.	67,148,985
295,909	Dell Technologies, Inc. - Class C1	28,590,727
		95,739,712
	Tobacco — 1.2%
582,813	Altria Group, Inc.	27,998,337
	TOTAL COMMON STOCKS (Cost $1,368,125,147)	2,300,637,482
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$3,193,899	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $3,193,899, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $3,258,300, coupon rate of 0.125%, due 03/31/23, market value of $3,257,864)	3,193,899
	TOTAL REPURCHASE AGREEMENT (Cost $3,193,899)	3,193,899
TOTAL INVESTMENTS (Cost $1,371,319,046)	100.1%	$2,303,831,381
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,755,873)
NET ASSETS	100.0%	$2,302,075,508

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.0%
	Automobiles — 1.7%
1,449	Ford Motor Co.[1]	$20,214
360	General Motors Co.[1]	20,462
		40,676
	Banks — 7.8%
719	Citigroup, Inc.	48,619
386	Citizens Financial Group, Inc.	16,274
1,261	Fifth Third Bancorp	45,761
2,172	KeyCorp.	42,701
2,031	Regions Financial Corp.	39,097
		192,452
	Biotechnology — 1.0%
368	Gilead Sciences, Inc.	25,131
	Building Products — 0.8%
192	Fortune Brands Home & Security, Inc.	18,714
	Capital Markets — 5.4%
84	Evercore, Inc. - Class A	11,105
372	Intercontinental Exchange, Inc.	44,576
447	Invesco, Ltd.	10,898
326	Janus Henderson Group PLC	13,640
278	Nasdaq, Inc.	51,911
		132,130
	Chemicals — 1.1%
168	Dow, Inc.	10,443
157	Eastman Chemical Co.	17,697
		28,140
	Commercial Services & Supplies — 0.5%
108	Republic Services, Inc.	12,783
	Communications Equipment — 0.8%
349	Cisco Systems, Inc./Delaware	19,324
	Construction & Engineering — 0.6%
165	Quanta Services, Inc.	14,999
	Consumer Finance — 3.8%
979	Ally Financial, Inc.	50,281
939	Synchrony Financial	44,152
		94,433
	Containers & Packaging — 1.7%
705	International Paper Co.	40,721
	Diversified Financial Services — 0.6%
459	Equitable Holdings, Inc.	14,169
	Diversified Telecommunication Services — 4.2%
1,283	AT&T, Inc.	35,988
2,161	Lumen Technologies, Inc.	26,948
720	Verizon Communications, Inc.	40,161
		103,097
	Electric Utilities — 1.5%
583	Southern Co. (The)	37,236
	Electrical Equipment — 0.9%
143	Eaton Corp. PLC	22,601
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.1%
121	Arrow Electronics, Inc.[1]	$14,347
292	Corning, Inc.	12,223
		26,570
	Energy Equipment & Services — 3.6%
1,940	Baker Hughes Co.	41,205
1,649	Schlumberger N.V	47,541
		88,746
	Entertainment — 0.4%
73	Electronic Arts, Inc.	10,509
	Equity Real Estate Investment Trusts — 2.5%
381	Prologis, Inc.	48,783
395	VICI Properties, Inc.[2]	12,320
		61,103
	Food & Staples Retailing — 2.0%
1,232	Kroger Co. (The)	50,142
	Food Products — 2.2%
186	Archer-Daniels-Midland Co.	11,108
409	General Mills, Inc.	24,074
263	Tyson Foods, Inc. - Class A	18,794
		53,976
	Health Care Providers & Services — 7.4%
96	Anthem, Inc.	36,865
135	Cigna Corp.	30,981
415	CVS Health Corp.	34,179
65	Humana, Inc.	27,681
120	McKesson Corp.	24,460
191	Quest Diagnostics, Inc.	27,084
		181,250
	Household Durables — 1.1%
161	DR Horton, Inc.	15,364
233	PulteGroup, Inc.	12,785
		28,149
	Household Products — 1.1%
191	Procter & Gamble Co. (The)	27,166
	Independent Power & Renewable Electricity Producer — 1.2%
1,300	AES Corp. (The)	30,810
	Insurance — 3.2%
279	American International Group, Inc.	13,211
247	Fidelity National Financial, Inc.	11,019
372	MetLife, Inc.	21,464
337	Prudential Financial, Inc.	33,794
		79,488
	Interactive Media & Service — 0.8%
7	Alphabet, Inc. - Class A1	18,862
	IT Services — 2.6%
312	Amdocs, Ltd.	24,058
355	Cognizant Technology Solutions Corp. - Class A	26,103
271	Genpact, Ltd.	13,499
		63,660
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.2%
124	Agilent Technologies, Inc.	$19,001
243	PerkinElmer, Inc.	44,282
31	Thermo Fisher Scientific, Inc.	16,740
		80,023
	Machinery — 4.7%
175	AGCO Corp.	23,119
189	Cummins, Inc.	43,867
103	Parker-Hannifin Corp.	32,139
73	Snap-on, Inc.	15,913
		115,038
	Media — 5.2%
191	Comcast Corp. - Class A	11,236
413	Fox Corp. - Class A	14,728
746	Fox Corp. - Class B	24,797
1,216	Interpublic Group of Cos., Inc. (The)	42,998
467	Omnicom Group, Inc.	34,007
		127,766
	Metals & Mining — 1.1%
170	Reliance Steel & Aluminum Co.	26,716
	Multi-Utilities — 2.1%
824	Public Service Enterprise Group, Inc.	51,278
	Oil, Gas & Consumable Fuels — 1.0%
1,363	Kinder Morgan, Inc.	23,689
	Pharmaceuticals — 4.6%
690	Bristol-Myers Squibb Co.	46,830
82	Jazz Pharmaceuticals PLC[1]	13,901
1,202	Pfizer, Inc.	51,458
		112,189
	Professional Services — 1.5%
118	Leidos Holdings, Inc.	12,558
474	Nielsen Holdings PLC	11,229
140	Robert Half International, Inc.	13,749
		37,536
	Real Estate Management & Development — 3.6%
620	CBRE Group, Inc. - Class A1	59,805
128	Jones Lang LaSalle, Inc.[1]	28,489
		88,294
	Road & Rail — 1.5%
1,125	CSX Corp.	36,360
	Semiconductors & Semiconductor Equipment — 3.0%
367	Applied Materials, Inc.	51,354
425	Intel Corp.	22,831
		74,185
	Software — 2.3%
490	Oracle Corp.	42,699
169	SS&C Technologies Holdings, Inc.	13,248
		55,947
	Specialty Retail — 1.2%
266	Best Buy Co., Inc.	29,885
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 0.6%
544	HP, Inc.	$15,705
	Thrifts & Mortgage Finance — 0.5%
1,101	New York Community Bancorp, Inc.	12,970
	Tobacco — 1.1%
326	Altria Group, Inc.	15,661
121	Philip Morris International, Inc.	12,111
		27,772
	Trading Companies & Distributors — 1.2%
91	United Rentals, Inc.[1]	29,989
	TOTAL COMMON STOCKS (Cost $1,888,012)	2,462,379
Face Amount
REPURCHASE AGREEMENT* — 0.1%
$2,858	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $2,858, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $3,000, coupon rate of 0.125%, due 03/31/23, market value of $3,000)	2,858
	TOTAL REPURCHASE AGREEMENT (Cost $2,858)	2,858
TOTAL INVESTMENTS (Cost $1,890,870)	100.1%	$2,465,237
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,625)
NET ASSETS	100.0%	$2,462,612

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.8%
	Air Freight & Logistics — 0.6%
127	Atlas Air Worldwide Holdings, Inc.[1]	$8,505
	Auto Components — 1.8%
223	Adient PLC[1]	9,395
81	Gentherm, Inc.[1]	6,717
247	Goodyear Tire & Rubber Co. (The)[1]	3,880
165	Standard Motor Products, Inc.	6,891
		26,883
	Banks — 8.4%
536	BCB Bancorp, Inc.	8,061
489	Cadence BanCorp	9,291
185	Cathay General Bancorp	7,006
519	Central Pacific Financial Corp.	13,286
257	Financial Institutions, Inc.	7,566
1,455	First BanCorp	17,649
211	First Financial Corp.	8,451
489	First Foundation, Inc.	11,526
408	Hilltop Holdings, Inc.	12,926
853	Hope Bancorp, Inc.	11,302
985	Investors Bancorp, Inc.	13,613
354	Lakeland Bancorp, Inc.	5,795
		126,472
	Beverages — 0.8%
739	Primo Water Corp.	12,216
	Biotechnology — 9.0%
2,992	Akebia Therapeutics, Inc.[1]	7,390
375	AnaptysBio, Inc.[1]	8,618
814	Atara Biotherapeutics, Inc.[1]	10,378
763	Avrobio, Inc.[1]	5,616
2,600	Catalyst Pharmaceuticals, Inc.[1]	15,184
837	Coherus Biosciences, Inc.[1]	10,923
1,458	CytomX Therapeutics, Inc.[1]	7,888
523	G1 Therapeutics, Inc.[1]	9,053
358	Intercept Pharmaceuticals, Inc.[1]	6,186
414	Prothena Corp. PLC[1]	20,741
1,482	Puma Biotechnology, Inc.[1]	11,145
917	Sangamo BioSciences, Inc.[1]	8,785
621	Vanda Pharmaceuticals, Inc.[1]	10,129
121	Xencor, Inc.[1]	3,724
		135,760
	Building Products — 2.9%
1,437	Cornerstone Building Brands, Inc.[1]	24,170
445	Griffon Corp.	10,289
337	Quanex Building Products Corp.	8,371
		42,830
	Capital Markets — 1.7%
275	Cowen, Inc. - Class A	10,994
471	Donnelley Financial Solutions, Inc.[1]	15,171
		26,165
	Chemicals — 0.8%
148	Minerals Technologies, Inc.	11,873
	Commercial Services & Supplies — 2.5%
278	ABM Industries, Inc.	12,924
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Commercial Services & Supplies — (Continued)
1,361	ACCO Brands Corp.	$12,167
305	Herman Miller, Inc.	13,161
		38,252
	Communications Equipment — 1.1%
214	NETGEAR, Inc.[1]	7,330
545	Viavi Solutions, Inc.[1]	9,096
		16,426
	Construction & Engineering — 0.8%
214	Primoris Services Corp.	6,399
408	Tutor Perini Corp.[1]	5,740
		12,139
	Consumer Finance — 2.3%
1,082	Navient Corp.	22,105
273	PROG Holdings, Inc.	11,949
		34,054
	Containers & Packaging — 0.8%
803	O-I Glass, Inc.[1]	11,876
	Diversified Consumer Services — 1.2%
316	Adtalem Global Education, Inc.[1]	11,484
220	Stride, Inc.[1]	6,745
		18,229
	Diversified Telecommunication Services — 0.4%
294	Ooma, Inc.[1]	5,454
	Electrical Equipment — 0.5%
101	Atkore, Inc.[1]	7,586
	Electronic Equipment, Instruments & Components — 1.8%
59	Plexus Corp.[1]	5,329
230	Sanmina Corp.[1]	8,836
528	TTM Technologies, Inc.[1]	7,387
252	Vishay Intertechnology, Inc.	5,577
		27,129
	Energy Equipment & Services — 0.7%
799	Oceaneering International, Inc.[1]	10,595
	Equity Real Estate Investment Trusts — 7.7%
799	Brandywine Realty Trust REIT	11,154
479	CareTrust REIT, Inc.	11,554
153	Centerspace REIT	13,770
822	City Office REIT, Inc.	10,579
82	EastGroup Properties, Inc.	14,450
859	GEO Group, Inc. (The)[2]	5,944
331	National Storage Affiliates Trust	17,930
419	Physicians Realty Trust REIT	7,940
191	PotlatchDeltic Corp.	9,921
322	STAG Industrial, Inc.	13,305
		116,547
	Food & Staples Retailing — 1.0%
440	SpartanNash Co.	8,558
289	Sprouts Farmers Market, Inc.[1]	7,104
		15,662
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Gas Utilities — 2.1%
98	ONE Gas, Inc.	$7,230
485	South Jersey Industries, Inc.	12,207
177	Southwest Gas Holdings, Inc.	12,378
		31,815
	Health Care Equipment & Supplies — 1.7%
180	NuVasive, Inc.[1]	11,511
724	OraSure Technologies, Inc.[1]	8,536
150	Orthofix Medical, Inc.[1]	5,961
		26,008
	Health Care Providers & Services — 3.6%
70	ModivCare, Inc.[1]	11,900
209	Patterson Cos., Inc.	6,506
615	Select Medical Holdings Corp.	24,262
150	Tenet Healthcare Corp.[1]	10,776
		53,444
	Health Care Technology — 0.8%
730	Allscripts Healthcare Solutions, Inc.[1]	12,468
	Hotels, Restaurants & Leisure — 1.3%
687	International Game Technology PLC[1,2]	12,881
57	Jack In The Box, Inc.	6,205
		19,086
	Household Durables — 1.9%
126	Meritage Homes Corp.[1]	13,681
629	Tri Pointe Homes, Inc.[1]	15,172
		28,853
	Household Products — 0.9%
104	Central Garden & Pet Co.[1]	5,022
206	Central Garden & Pet Co. - Class A1	8,922
		13,944
	Insurance — 1.6%
288	Employers Holdings, Inc.	11,958
209	Stewart Information Services Corp.	12,333
		24,291
	IT Services — 4.5%
1,611	Conduent, Inc.[1]	10,810
122	CSG Systems International, Inc.	5,534
120	ExlService Holdings, Inc.[1]	13,586
710	Hackett Group, Inc. (The)	12,723
120	Perficient, Inc.[1]	11,315
245	Sykes Enterprises, Inc.[1]	13,147
		67,115
	Leisure Equipment & Products — 1.2%
453	Vista Outdoor, Inc.[1]	18,297
	Machinery — 0.7%
239	Hillenbrand, Inc.	10,827
	Media — 3.4%
579	EW Scripps Co. (The) - Class A	11,047
628	Gray Television, Inc.	13,923
779	iHeartMedia, Inc.[1]	20,137
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — (Continued)
146	Meredith Corp.[1]	$6,372
		51,479
	Metals & Mining — 2.6%
629	Alcoa Corp.[1]	25,254
420	Commercial Metals Co.	13,776
		39,030
	Mortgage Real Estate Investment Trust — 0.9%
1,027	Great Ajax Corp.	13,022
	Multi-line Retail — 0.6%
156	Big Lots, Inc.	8,987
	Oil, Gas & Consumable Fuels — 2.4%
551	CVR Energy, Inc.	7,527
1,504	DHT Holdings, Inc.	8,723
527	Teekay Tankers, Ltd. - Class A1	6,666
363	World Fuel Services Corp.	12,509
		35,425
	Paper & Forest Products — 1.1%
297	Domtar Corp.[1]	16,308
	Personal Products — 0.4%
150	Edgewell Personal Care Co.	6,162
	Pharmaceuticals — 1.4%
781	Alder Biopharmaceuticals, Inc.[1,3]	0
477	Phibro Animal Health Corp. - Class A	11,291
395	Supernus Pharmaceuticals, Inc.[1]	10,400
		21,691
	Professional Services — 1.6%
314	Heidrick & Struggles International, Inc.	13,411
395	TrueBlue, Inc.[1]	10,740
		24,151
	Real Estate Management & Development — 0.9%
752	Realogy Holdings Corp.[1]	13,325
	Semiconductors & Semiconductor Equipment — 3.8%
471	Amkor Technology, Inc.	11,606
288	Axcelis Technologies, Inc.[1]	11,102
284	FormFactor, Inc.[1]	10,582
192	Kulicke & Soffa Industries, Inc.	10,437
957	Photronics, Inc.[1]	12,795
		56,522
	Software — 2.3%
602	ChannelAdvisor Corp.[1]	14,020
222	Progress Software Corp.	10,121
479	Xperi Holding Corp.	9,949
		34,090
	Specialty Retail — 2.7%
190	Abercrombie & Fitch Co. - Class A1	7,184
62	Group 1 Automotive, Inc.	10,772
239	MarineMax, Inc.[1]	12,856
236	Zumiez, Inc.[1]	10,301
		41,113
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 0.4%
229	Lakeland Industries, Inc.[1]	$6,174
	Thrifts & Mortgage Finance — 1.2%
516	Kearny Financial Corp/MD	6,207
576	Provident Financial Services, Inc.	12,442
		18,649
	Trading Companies & Distributors — 4.4%
182	Beacon Roofing Supply, Inc.[1]	9,734
194	Boise Cascade Co.	9,923
1,707	NOW, Inc.[1]	16,848
215	Rush Enterprises, Inc. - Class A	10,103
185	WESCO International, Inc.[1]	19,693
		66,301
	Wireless Telecommunication Services — 1.6%
539	Telephone & Data Systems, Inc.	12,047
328	United States Cellular Corp.[1]	11,926
		23,973
	TOTAL COMMON STOCKS (Cost $1,130,527)	1,487,203
Face Amount
REPURCHASE AGREEMENT* — 1.6%
$24,795	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $24,795, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $25,300, coupon rate of 0.125%, due 03/31/23, market value of $25,297)	24,795
	TOTAL REPURCHASE AGREEMENT (Cost $24,795)	24,795
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
21,789	State Street Navigator Securities Lending Government Money Market Portfolio[4]	21,789
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,789)	21,789
TOTAL INVESTMENTS (Cost $1,177,111)	101.8%	$1,533,787
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(27,809)
NET ASSETS	100.0%	$1,505,978

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.1%
	Japan — 19.5%
37,800	Astellas Pharma, Inc.	$599,190
30,300	Canon, Inc.	689,521
62,135	Dai Nippon Printing Co, Ltd., Sponsored ADR[1]	735,057
27,115	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	800,164
13,200	Daiwa House Industry Co, Ltd.	402,479
8,596	Fujitsu, Ltd., Unsponsored ADR[1]	292,393
38,389	Honda Motor Co., Ltd., Sponsored ADR[1]	1,232,287
31,032	KDDI Corp., Unsponsored ADR[1]	476,031
11,803	Nintendo Co, Ltd., Unsponsored ADR[1]	758,343
13,979	Nippon Telegraph & Telephone Corp., ADR	359,260
22,151	Nitto Denko Corp., Unsponsored ADR[1]	823,796
63,900	Panasonic Corp.	760,416
26,819	SoftBank Corp., Unsponsored ADR[1]	351,329
8,600	Yamato Holdings Co, Ltd.	246,935
		8,527,201
	United Kingdom — 13.3%
79,216	Aviva PLC	426,457
42,270	Barratt Developments PLC	413,403
21,471	British American Tobacco PLC, Sponsored ADR	804,089
90,164	BT Group PLC[2]	217,570
29,729	GlaxoSmithKline PLC	585,882
29,000	Imperial Brands PLC, Sponsored ADR	623,790
5,358	Mondi PLC, Unsponsored ADR[1]	303,263
5,100	National Grid PLC, Sponsored ADR	328,032
13,918	Schroders PLC	707,484
16,212	Unilever PLC, Sponsored ADR	932,676
272,014	Vodafone Group PLC	439,276
		5,781,922
	Canada — 11.2%
5,900	Alimentation Couche-Tard, Inc.	237,825
11,809	Bank of Montreal	1,177,357
10,660	Bank of Nova Scotia (The)[1]	665,610
19,456	Manulife Financial Corp.[1]	376,085
10,781	Royal Bank of Canada[1]	1,090,390
12,355	Sun Life Financial, Inc.	642,831
2,500	Thomson Reuters Corp.	264,909
6,600	Toronto-Dominion Bank (The)	438,819
		4,893,826
	Switzerland — 10.8%
32,310	ABB, Ltd., Sponsored ADR[1]	1,183,192
14,312	Adecco Group AG, Unsponsored ADR	427,500
52,536	Holcim, Ltd., ADR[1]	610,468
2,546	Logitech International SA	278,420
7,164	Novartis AG, Sponsored ADR	661,882
31,362	STMicroelectronics N.V.[1]	1,294,310
416	Swisscom AG	250,284
		4,706,056
	Germany — 8.4%
32,149	Brenntag AG, Unsponsored ADR	641,051
29,725	Daimler AG, Unsponsored ADR	661,679
633	Deutsche Boerse AG	105,689
36,825	Deutsche Boerse AG, Unsponsored ADR	611,295
4,939	Deutsche Post AG	334,601
5,438	Deutsche Post AG, Sponsored ADR	369,077
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
2,600	HeidelbergCement AG	$230,640
1,800	SAP SE	258,023
2,800	Siemens AG	437,043
		3,649,098
	France — 7.2%
13,726	AXA SA, Sponsored ADR	356,464
4,451	Capgemini SE	962,279
1,713	Cie Generale des Etablissements Michelin SCA	279,813
7,582	Sanofi	781,411
9,056	Schneider Electric SE, Unsponsored ADR[1]	303,467
10,167	Total SE, Sponsored ADR	442,624
		3,126,058
	Sweden — 6.1%
8,616	Electrolux AB Series B	225,999
2,704	Evolution Gaming Group AB, ADR[1]	473,200
47,738	SKF AB, Sponsored ADR[1]	1,284,630
33,800	Swedbank AB	658,692
		2,642,521
	Australia — 4.3%
226,388	Medibank Pvt, Ltd.	549,907
24,708	Sonic Healthcare, Ltd., Sponsored ADR	733,086
13,294	Wesfarmers, Ltd.	596,470
		1,879,463
	Denmark — 2.9%
28,107	Carlsberg AS, Sponsored ADR	1,038,835
2,600	Novo Nordisk AS	240,472
		1,279,307
	Netherlands — 2.8%
11,419	Akzo Nobel N.V., Sponsored ADR[1]	470,805
24,605	Koninklijke Ahold Delhaize N.V., Sponsored ADR	765,216
		1,236,021
	Hong Kong — 2.6%
12,988	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	841,752
20,984	Sun Hung Kai Properties, Ltd., Sponsored ADR[1]	302,589
		1,144,341
	Spain — 2.4%
22,791	Red Electrica Corp. SA	452,174
54,587	Repsol SA	597,095
		1,049,269
	Italy — 2.1%
48,060	Snam SpA	290,985
25,414	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	602,057
		893,042
	Ireland — 1.6%
20,836	James Hardie Industries PLC	699,235
	Norway — 0.7%
6,100	Yara International ASA	321,269
	Israel — 0.6%
28,223	Teva Pharmaceutical Industries, Ltd.[2]	276,511
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Austria — 0.6%
5,087	OMV AG	$274,688
	Singapore — 0.5%
1,676	Singapore Exchange, Ltd., Unsponsored ADR[1]	219,154
	Cayman Islands — 0.5%
32,000	CK Asset Holdings, Ltd.	218,037
	TOTAL COMMON STOCKS (Cost $36,566,817)	42,817,019
INVESTMENT OF SECURITY LENDING COLLATERAL* — 13.3%
5,787,490	State Street Navigator Securities Lending Government Money Market Portfolio[3]	5,787,490
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,787,490)	5,787,490
TOTAL INVESTMENTS (Cost $42,354,307)	111.4%	$48,604,509
LIABILITIES IN EXCESS OF OTHER ASSETS	(11.4)	(4,975,356)
NET ASSETS	100.0%	$43,629,153

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Auto Components — 1.5%
9,747	BorgWarner, Inc.	$477,408
	Banks — 4.3%
3,549	Citizens Financial Group, Inc.	149,626
2,216	East West Bancorp, Inc.	157,668
23,006	Regions Financial Corp.	442,865
11,598	Zions Bancorp N.A.	604,836
		1,354,995
	Beverages — 1.2%
7,687	Molson Coors Brewing Co. - Class B1	375,817
	Biotechnology — 1.4%
1,812	Amgen, Inc.	437,671
	Building Products — 1.1%
6,318	Carrier Global Corp.	349,070
	Capital Markets — 3.1%
3,019	Bank of New York Mellon Corp. (The)	154,965
3,829	Janus Henderson Group PLC	160,205
1,864	State Street Corp.	162,429
2,393	T Rowe Price Group, Inc.	488,555
		966,154
	Chemicals — 0.6%
4,745	Corteva, Inc.	202,991
	Communications Equipment — 2.0%
6,458	Ciena Corp.[1]	375,468
1,224	F5 Networks, Inc.[1]	252,768
		628,236
	Consumer Finance — 3.3%
6,813	Ally Financial, Inc.	349,916
22,889	SLM Corp.	431,000
5,368	Synchrony Financial	252,403
		1,033,319
	Containers & Packaging — 1.5%
8,196	International Paper Co.	473,401
	Diversified Telecommunication Services — 1.9%
5,280	AT&T, Inc.	148,104
8,271	Verizon Communications, Inc.	461,356
		609,460
	Electronic Equipment, Instruments & Components — 2.3%
5,577	Corning, Inc.	233,453
5,682	Trimble, Inc.[1]	485,811
		719,264
	Energy Equipment & Services — 1.4%
20,556	Baker Hughes Co.	436,609
	Entertainment — 2.2%
6,342	Activision Blizzard, Inc.	530,318
1,075	Electronic Arts, Inc.	154,757
		685,075
	Equity Real Estate Investment Trusts — 2.4%
1,599	American Tower Corp.	452,197
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
1,524	Crown Castle International Corp.	$294,269
		746,466
	Food & Staples Retailing — 1.7%
12,793	Kroger Co. (The)	520,675
	Food Products — 1.7%
3,343	General Mills, Inc.	196,769
5,082	Kellogg Co.	321,996
		518,765
	Health Care Providers & Services — 3.4%
8,160	Cardinal Health, Inc.	484,541
1,426	Cigna Corp.	327,253
574	Humana, Inc.	244,443
		1,056,237
	Health Care Technology — 1.0%
4,036	Cerner Corp.	324,454
	Household Durables — 1.6%
32	NVR, Inc.[1]	167,123
5,797	PulteGroup, Inc.	318,082
		485,205
	Household Products — 0.9%
3,698	Colgate-Palmolive Co.	293,991
	Independent Power & Renewable Electricity Producer — 1.3%
17,153	AES Corp. (The)	406,526
	Insurance — 2.2%
2,336	First American Financial Corp.	157,236
9,094	MetLife, Inc.	524,724
		681,960
	Interactive Media & Service — 2.4%
276	Alphabet, Inc. - Class A1	743,690
	Internet & Direct Marketing Retail — 2.1%
9,492	eBay, Inc.	647,449
	IT Services — 6.4%
1,087	Accenture PLC - Class A	345,318
2,449	Automatic Data Processing, Inc.	513,384
2,813	Cognizant Technology Solutions Corp. - Class A	206,840
1,223	Fiserv, Inc.[1]	140,779
816	Gartner, Inc.[1]	216,020
2,149	PayPal Holdings, Inc.[1]	592,114
		2,014,455
	Life Sciences Tools & Services — 4.8%
1,700	Agilent Technologies, Inc.	260,491
487	Charles River Laboratories International, Inc.[1]	198,170
245	Mettler-Toledo International, Inc.[1]	361,059
877	Thermo Fisher Scientific, Inc.	473,589
511	Waters Corp.[1]	199,193
		1,492,502
	Machinery — 2.5%
1,372	Cummins, Inc.	318,441
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
1,040	IDEX Corp.	$235,758
2,000	Oshkosh Corp.	239,100
		793,299
	Media — 5.7%
14,951	Discovery, Inc. - Class C1	405,322
9,782	Fox Corp. - Class A	348,826
14,762	Interpublic Group of Cos., Inc. (The)	521,984
11,253	New York Times Co. (The) - Class A	492,656
		1,768,788
	Metals & Mining — 0.9%
4,279	Steel Dynamics, Inc.	275,782
	Multi-Utilities — 0.9%
11,981	NiSource, Inc.	296,769
	Pharmaceuticals — 1.1%
2,019	Jazz Pharmaceuticals PLC[1]	342,261
	Professional Services — 2.6%
3,798	Leidos Holdings, Inc.	404,183
17,316	Nielsen Holdings PLC	410,216
		814,399
	Real Estate Management & Development — 2.5%
6,194	CBRE Group, Inc. - Class A1	597,473
769	Jones Lang LaSalle, Inc.[1]	171,157
		768,630
	Road & Rail — 1.0%
4,668	CSX Corp.	150,870
3,136	Knight-Swift Transportation Holdings, Inc.	155,828
		306,698
	Semiconductors & Semiconductor Equipment — 5.1%
6,245	Applied Materials, Inc.	873,863
6,405	Intel Corp.	344,077
2,018	Skyworks Solutions, Inc.	372,341
		1,590,281
	Software — 8.7%
1,020	Adobe, Inc.[1]	634,063
4,176	Cadence Design Systems, Inc.[1]	616,586
3,184	Fortinet, Inc.[1]	866,812
2,155	Microsoft Corp.	613,981
		2,731,442
	Specialty Retail — 4.1%
4,774	Best Buy Co., Inc.	536,359
1,906	Lowe’s Cos., Inc.	367,267
2,455	Williams-Sonoma, Inc.	372,424
		1,276,050
	Technology Hardware, Storage & Peripherals — 2.9%
5,098	Dell Technologies, Inc. - Class C1	492,569
14,636	HP, Inc.	422,541
		915,110
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 0.5%
1,728	Carter’s, Inc.	$168,895
	Trading Companies & Distributors — 1.2%
1,140	United Rentals, Inc.[1]	375,687
	TOTAL COMMON STOCKS (Cost $21,619,808)	31,105,936
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$208,736	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $208,736, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $213,000, coupon rate of 0.125%, due 03/31/23, market value of $212,972)	208,736
	TOTAL REPURCHASE AGREEMENT (Cost $208,736)	208,736
TOTAL INVESTMENTS (Cost $21,828,544)	100.1%	$31,314,672
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(16,075)
NET ASSETS	100.0%	$31,298,597

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Aerospace & Defense — 1.0%
784	Northrop Grumman Corp.	$284,608
	Auto Components — 0.6%
3,273	BorgWarner, Inc.	160,312
	Automobiles — 1.4%
6,674	General Motors Co.[1]	379,350
	Banks — 4.3%
16,968	Citizens Financial Group, Inc.	715,371
23,345	KeyCorp.	458,963
		1,174,334
	Building Products — 0.7%
1,986	Owens Corning	190,974
	Capital Markets — 3.0%
1,188	Raymond James Financial, Inc.	153,822
3,258	T Rowe Price Group, Inc.	665,153
		818,975
	Chemicals — 1.9%
4,525	Eastman Chemical Co.	510,058
	Communications Equipment — 1.7%
6,600	Ciena Corp.[1]	383,724
325	F5 Networks, Inc.[1]	67,116
		450,840
	Consumer Finance — 3.2%
8,020	Ally Financial, Inc.	411,907
10,078	Synchrony Financial	473,868
		885,775
	Containers & Packaging — 0.5%
7,400	Graphic Packaging Holding Co.	141,858
	Diversified Consumer Services — 0.7%
3,101	Service Corp. International	193,781
	Diversified Telecommunication Services — 2.6%
15,547	AT&T, Inc.	436,093
5,071	Verizon Communications, Inc.	282,861
		718,954
	Electric Utilities — 1.1%
4,700	Southern Co. (The)	300,189
	Energy Equipment & Services — 0.6%
7,451	Baker Hughes Co.	158,259
	Entertainment — 0.7%
1,039	Take-Two Interactive Software, Inc.[1]	180,183
	Equity Real Estate Investment Trusts — 3.7%
1,343	American Tower Corp.	379,800
19,995	VICI Properties, Inc.[2]	623,644
		1,003,444
	Food & Staples Retailing — 2.5%
16,569	Kroger Co. (The)	674,358
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Food Products — 2.7%
10,084	General Mills, Inc.	$593,544
838	Hershey Co. (The)	149,902
		743,446
	Gas Utilities — 1.5%
9,175	UGI Corp.	421,958
	Health Care Providers & Services — 5.1%
6,076	Cardinal Health, Inc.	360,793
3,090	CVS Health Corp.	254,492
1,416	Humana, Inc.	603,018
1,145	Quest Diagnostics, Inc.	162,361
		1,380,664
	Household Products — 0.9%
1,785	Procter & Gamble Co. (The)	253,881
	Insurance — 2.5%
1,663	Allstate Corp. (The)	216,273
5,019	MetLife, Inc.	289,596
6,100	Unum Group	167,140
		673,009
	Interactive Media & Services — 5.6%
278	Alphabet, Inc. - Class A1	749,079
2,219	Facebook, Inc. - Class A1	790,630
		1,539,709
	Internet & Direct Marketing Retail — 0.8%
3,000	eBay, Inc.	204,630
	IT Services — 7.2%
1,714	Accenture PLC - Class A	544,503
5,377	Akamai Technologies, Inc.[1]	644,810
2,711	Cognizant Technology Solutions Corp. - Class A	199,340
2,071	PayPal Holdings, Inc.[1]	570,623
		1,959,276
	Leisure Product — 1.2%
3,032	Brunswick Corp.	316,541
	Life Sciences Tools & Services — 2.5%
1,470	Agilent Technologies, Inc.	225,249
1,161	Waters Corp.[1]	452,569
		677,818
	Machinery — 3.4%
2,512	Cummins, Inc.	583,035
3,536	ITT, Inc.	346,210
		929,245
	Media — 4.8%
7,624	Comcast Corp. - Class A	448,520
17,864	Interpublic Group of Cos., Inc. (The)	631,671
3,303	Omnicom Group, Inc.	240,524
		1,320,715
	Multi-line Retail — 1.3%
1,359	Target Corp.	354,767
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 2.9%
6,765	AstraZeneca PLC, Sponsored ADR	$387,229
2,425	Jazz Pharmaceuticals PLC[1]	411,086
		798,315
	Professional Services — 2.0%
3,288	Booz Allen Hamilton Holding Corp.	282,143
10,976	Nielsen Holdings PLC	260,022
		542,165
	Road & Rail — 0.5%
4,531	CSX Corp.	146,442
	Semiconductors & Semiconductor Equipment — 5.7%
6,067	Applied Materials, Inc.	848,955
10,412	Intel Corp.	559,333
1,232	Teradyne, Inc.	156,464
		1,564,752
	Software — 8.0%
1,878	Dolby Laboratories, Inc. - Class A	182,354
12,348	Dropbox, Inc. - Class A1	388,839
984	Fortinet, Inc.[1]	267,884
2,712	Microsoft Corp.	772,676
6,545	Oracle Corp.	570,331
		2,182,084
	Specialty Retail — 4.4%
5,434	Best Buy Co., Inc.	610,510
3,011	Lowe’s Cos., Inc.	580,189
		1,190,699
	Technology Hardware, Storage & Peripherals — 6.0%
2,911	Dell Technologies, Inc. - Class C1	281,261
33,799	Hewlett Packard Enterprise Co.	490,085
10,764	NetApp, Inc.	856,707
		1,628,053
	TOTAL COMMON STOCKS (Cost $19,755,225)	27,054,421
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$221,041	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $221,041, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $225,500, coupon rate of 0.125%, due 03/31/23, market value of $225,470)	221,041
	TOTAL REPURCHASE AGREEMENT (Cost $221,041)	221,041
TOTAL INVESTMENTS (Cost $19,976,266)	100.0%	$27,275,462
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	6,437
NET ASSETS	100.0%	$27,281,899

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.8%
	Air Freight & Logistics — 2.6%
9,980	Expeditors International of Washington, Inc.	$1,279,935
7,240	Hub Group, Inc. - Class A1	479,867
		1,759,802
	Banks — 4.4%
19,900	Bank OZK	810,129
17,960	East West Bancorp, Inc.	1,277,854
78,220	FNB Corp.	896,401
		2,984,384
	Beverages — 0.9%
6,380	Monster Beverage Corp.[1]	601,762
	Biotechnology — 0.9%
34,500	Exelixis, Inc.[1]	581,325
	Capital Markets — 5.7%
30,360	Federated Hermes, Inc.	984,878
15,280	Franklin Resources, Inc.	451,524
19,480	Invesco, Ltd.	474,922
15,840	SEI Investments Co.	963,072
14,790	Stifel Financial Corp.	984,127
		3,858,523
	Chemicals — 1.2%
13,200	Dow, Inc.[2]	820,512
	Commercial Services & Supplies — 2.6%
26,780	ABM Industries, Inc.	1,245,002
4,720	Republic Services, Inc.	558,659
		1,803,661
	Construction & Engineering — 2.9%
10,200	AECOM[1,2]	642,192
10,860	EMCOR Group, Inc.[2]	1,322,857
		1,965,049
	Consumer Finance — 1.4%
51,840	SLM Corp.	976,147
	Containers & Packaging — 1.0%
12,080	International Paper Co.[2]	697,741
	Distributors — 1.4%
18,600	LKQ Corp.[1]	943,950
	Diversified Consumer Services — 1.7%
21,340	Adtalem Global Education, Inc.[1]	775,496
6,660	Service Corp. International	416,183
		1,191,679
	Diversified Telecommunication Services — 0.5%
6,200	Verizon Communications, Inc.	345,836
	Electrical Equipment — 2.6%
11,400	nVent Electric PLC[2]	360,354
9,400	Regal Beloit Corp.[2]	1,383,962
		1,744,316
	Electronic Equipment, Instruments & Components — 3.4%
7,840	Arrow Electronics, Inc.[1]	929,589
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — (Continued)
23,220	Jabil, Inc.	$1,382,519
		2,312,108
	Energy Equipment & Services — 1.0%
32,560	Baker Hughes Co.	691,574
	Entertainment — 1.4%
11,420	Activision Blizzard, Inc.	954,940
	Equity Real Estate Investment Trusts — 7.2%
9,960	Gaming and Leisure Properties, Inc.	471,506
11,720	Highwoods Properties, Inc.	558,927
17,940	Invitation Homes, Inc.	729,799
25,960	Medical Properties Trust, Inc.	545,939
35,900	Omega Healthcare Investors, Inc.	1,302,452
40,720	VICI Properties, Inc.[3]	1,270,057
		4,878,680
	Food & Staples Retailing — 2.2%
19,084	Kroger Co. (The)	776,719
30,560	Sprouts Farmers Market, Inc.[1]	751,165
		1,527,884
	Food Products — 1.5%
19,480	Conagra Brands, Inc.	652,385
5,900	General Mills, Inc.	347,274
		999,659
	Health Care Equipment & Supplies — 1.0%
10,100	DENTSPLY SIRONA, Inc.	667,004
	Health Care Providers & Services — 2.4%
15,230	Centene Corp.[1]	1,044,930
7,000	CVS Health Corp.	576,520
		1,621,450
	Hotels, Restaurants & Leisure — 1.5%
53,980	International Game Technology PLC[1,3]	1,012,125
	Household Durables — 3.2%
21,960	KB Home	931,982
22,900	PulteGroup, Inc.	1,256,523
		2,188,505
	Household Products — 0.5%
4,520	Colgate-Palmolive Co.	359,340
	Insurance — 2.8%
14,160	Brown & Brown, Inc.	770,304
6,400	Fidelity National Financial, Inc.	285,504
35,320	Old Republic International Corp.	870,991
		1,926,799
	Internet & Direct Marketing Retail — 1.8%
18,260	eBay, Inc.	1,245,515
	IT Services — 3.9%
17,360	Amdocs, Ltd.[2]	1,338,629
26,180	Genpact, Ltd.[2]	1,304,026
		2,642,655
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 4.2%
16,080	Hillenbrand, Inc.[2]	$728,424
14,080	ITT, Inc.[2]	1,378,573
9,900	Pentair PLC[2]	729,333
		2,836,330
	Media — 3.2%
14,008	Comcast Corp. - Class A	824,091
22,480	Discovery, Inc. - Class A1	652,145
20,160	Fox Corp. - Class A	718,905
		2,195,141
	Metals & Mining — 3.3%
29,500	Commercial Metals Co.[2]	967,600
7,980	Reliance Steel & Aluminum Co.[2]	1,254,057
		2,221,657
	Multi-Utilities — 2.5%
12,780	MDU Resources Group, Inc.	405,382
20,900	Public Service Enterprise Group, Inc.	1,300,607
		1,705,989
	Oil, Gas & Consumable Fuels — 1.0%
26,213	Devon Energy Corp.	677,344
	Paper & Forest Products — 0.9%
10,740	Louisiana-Pacific Corp.[2]	595,426
	Pharmaceuticals — 1.6%
26,260	Pfizer, Inc.	1,124,191
	Professional Services — 2.0%
8,880	ASGN, Inc.[1]	898,035
18,880	Nielsen Holdings PLC	447,267
		1,345,302
	Road & Rail — 0.5%
7,540	Knight-Swift Transportation Holdings, Inc.	374,663
	Semiconductors & Semiconductor Equipment — 3.3%
57,920	Amkor Technology, Inc.	1,427,149
5,880	Diodes, Inc.[1]	482,160
6,160	Intel Corp.	330,915
		2,240,224
	Software — 5.4%
40,941	Dropbox, Inc. - Class A1,2	1,289,232
16,880	Oracle Corp.[2]	1,470,923
11,320	SS&C Technologies Holdings, Inc.[2]	887,375
		3,647,530
	Specialty Retail — 1.7%
10,460	Best Buy Co., Inc.	1,175,181
	Technology Hardware, Storage & Peripherals — 0.8%
38,600	Hewlett Packard Enterprise Co.	559,700
	Thrifts & Mortgage Finance — 1.8%
90,700	MGIC Investment Corp.	1,255,288
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Wireless Telecommunication Services — 1.0%
17,840	United States Cellular Corp.[1]	$648,662
	TOTAL COMMON STOCKS (Cost $44,490,527)	65,905,553
Face Amount
REPURCHASE AGREEMENT* — 1.5%
$1,002,858	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $1,002,858, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $1,023,100, coupon rate of 0.125%, due 03/31/23, market value of $1,022,963)	1,002,858
	TOTAL REPURCHASE AGREEMENT (Cost $1,002,858)	1,002,858
TOTAL LONG INVESTMENTS (Cost $45,493,385)	98.3%	$66,908,411
Shares
COMMON STOCKS SOLD SHORT* — (66.4)%
	Aerospace & Defense — (4.3)%
(5,540)	Boeing Co. (The)[1]	(1,254,699)
(1,600)	L3Harris Technologies, Inc.	(362,784)
(1,980)	TransDigm Group, Inc.[1]	(1,269,358)
		(2,886,841)
	Airlines — (3.4)%
(10,960)	Alaska Air Group, Inc.[1]	(636,009)
(14,260)	Southwest Airlines Co.[1]	(720,415)
(20,220)	United Airlines Holdings, Inc.[1]	(944,678)
		(2,301,102)
	Banks — (2.7)%
(860)	First Citizens BancShares, Inc. - Class A	(673,027)
(9,980)	Glacier Bancorp, Inc.	(514,569)
(12,320)	Truist Financial Corp.	(670,578)
		(1,858,174)
	Beverages — (0.5)%
(1,540)	Constellation Brands, Inc. - Class A	(345,484)
	Building Products — (1.3)%
(2,720)	Lennox International, Inc.	(896,050)
	Capital Markets — (3.9)%
(4,800)	Charles Schwab Corp. (The)	(326,160)
(1,680)	MarketAxess Holdings, Inc.	(798,286)
(3,180)	Morningstar, Inc.	(803,363)
(8,560)	State Street Corp.	(745,918)
		(2,673,727)
	Chemicals — (3.8)%
(3,340)	Air Products and Chemicals, Inc.	(972,040)
(2,500)	Albemarle Corp.	(515,100)
(2,000)	Ecolab, Inc.	(441,660)
(3,700)	Scotts Miracle-Gro Co. (The)	(654,752)
		(2,583,552)
	Commercial Services & Supplies — (2.0)%
(68,040)	Covanta Holding Corp.	(1,367,604)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Containers & Packaging — (2.0)%
(8,580)	Ball Corp.	$(693,951)
(6,636)	Crown Holdings, Inc.	(662,007)
		(1,355,958)
	Diversified Consumer Services — (1.1)%
(4,980)	Bright Horizons Family Solutions, Inc.[1]	(744,510)
	Electric Utilities — (1.6)%
(4,680)	MGE Energy, Inc.	(365,602)
(10,460)	Xcel Energy, Inc.	(713,895)
		(1,079,497)
	Electronic Equipment, Instruments & Components — (2.4)%
(8,260)	Cognex Corp.	(746,787)
(20,040)	National Instruments Corp.	(883,964)
		(1,630,751)
	Entertainment — (1.1)%
(9,400)	Live Nation Entertainment, Inc.[1]	(741,566)
	Equity Real Estate Investment Trusts — (4.2)%
(58,420)	Host Hotels & Resorts, Inc.[1]	(930,630)
(37,380)	Macerich Co. (The)	(609,294)
(74,294)	Mack-Cali Realty Corp.	(1,337,292)
		(2,877,216)
	Food & Staples Retailing — (0.9)%
(8,620)	Sysco Corp.	(639,604)
	Food Products — (1.3)%
(5,440)	J&J Snack Foods Corp.	(894,227)
	Health Care Equipment & Supplies — (4.0)%
(11,420)	Edwards Lifesciences Corp.[1]	(1,282,124)
(1,900)	ResMed, Inc.	(516,420)
(3,360)	Stryker Corp.	(910,358)
		(2,708,902)
	Hotels, Restaurants & Leisure — (3.6)%
(360)	Booking Holdings, Inc.[1]	(784,174)
(8,600)	Cracker Barrel Old Country Store, Inc.	(1,171,148)
(11,360)	Las Vegas Sands Corp.[1]	(481,096)
		(2,436,418)
	Household Products — (0.6)%
(2,840)	Kimberly-Clark Corp.	(385,445)
	Insurance — (2.8)%
(3,480)	Erie Indemnity Co. - Class A	(643,417)
(3,520)	Globe Life, Inc.	(327,747)
(11,580)	Loews Corp.	(621,036)
(3,540)	Progressive Corp. (The)	(336,866)
		(1,929,066)
	IT Services — (1.3)%
(6,000)	Fidelity National Information Services, Inc.	(894,300)
	Leisure Product — (1.5)%
(10,140)	Hasbro, Inc.	(1,008,322)
	Machinery — (1.7)%
(12,180)	Kennametal, Inc.	(441,525)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (Continued)
(5,900)	Woodward, Inc.	$(717,204)
		(1,158,729)
	Mortgage Real Estate Investment Trust — (1.2)%
(24,960)	Blackstone Mortgage Trust, Inc. - Class A	(809,203)
	Multi-line Retail — (0.9)%
(18,940)	Nordstrom, Inc.[1]	(626,914)
	Oil, Gas & Consumable Fuels — (1.0)%
(6,760)	Chevron Corp.	(688,236)
	Pharmaceuticals — (0.9)%
(9,340)	Bristol-Myers Squibb Co.	(633,906)
	Semiconductors & Semiconductor Equipment — (1.5)%
(10,920)	Cree, Inc.[1]	(1,012,939)
	Software — (4.4)%
(3,620)	ANSYS, Inc.[1]	(1,333,825)
(2,840)	Autodesk, Inc.[1]	(912,009)
(1,200)	MicroStrategy, Inc. - Class A1	(751,212)
		(2,997,046)
	Specialty Retail — (1.7)%
(19,960)	Monro, Inc.	(1,157,680)
	Textiles, Apparel & Luxury Goods — (1.0)%
(8,280)	VF Corp.	(664,056)
	Thrifts & Mortgage Finance — (1.0)%
(60,880)	Capitol Federal Financial, Inc.	(675,159)
	Trading Companies & Distributors — (0.8)%
(6,220)	MSC Industrial Direct Co., Inc. - Class A	(554,637)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(44,172,037))	(45,216,821)
TOTAL SHORT INVESTMENTS (Proceeds $(44,172,037))	(66.4)%	$(45,216,821)
TOTAL INVESTMENTS (Cost $1,321,348)	31.9%	$21,691,590
OTHER ASSETS IN EXCESS OF LIABILITIES	68.1	46,386,365
NET ASSETS	100.0%	$68,077,955

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $10,333,114.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.2%
	Air Freight & Logistics — 3.9%
5,680	Expeditors International of Washington, Inc.[1]	$728,460
9,080	Hub Group, Inc. - Class A1,2	601,822
		1,330,282
	Automobiles — 2.4%
58,540	Ford Motor Co.[1,2]	816,633
	Banks — 4.7%
13,660	Citizens Financial Group, Inc.[1]	575,906
49,520	First Horizon Corp.[1]	765,084
16,400	Huntington Bancshares, Inc.[1]	230,912
		1,571,902
	Biotechnology — 0.6%
12,040	Exelixis, Inc.[2]	202,874
	Building Products — 2.2%
7,620	Fortune Brands Home & Security, Inc.[1]	742,721
	Capital Markets — 3.0%
6,160	Invesco, Ltd.[1]	150,181
3,880	Nasdaq, Inc.[1]	724,512
4,820	Virtu Financial, Inc. - Class A	124,067
		998,760
	Chemicals — 1.4%
18,600	Huntsman Corp.[1]	491,226
	Commercial Services & Supplies — 0.9%
2,700	Republic Services, Inc.[1]	319,572
	Construction & Engineering — 3.8%
7,500	EMCOR Group, Inc.[1]	913,575
3,940	Quanta Services, Inc.[1]	358,146
		1,271,721
	Consumer Finance — 3.6%
7,120	Ally Financial, Inc.[1]	365,683
44,620	SLM Corp.	840,195
		1,205,878
	Containers & Packaging — 1.0%
8,160	Silgan Holdings, Inc.	330,643
	Distributors — 1.6%
10,400	LKQ Corp.[1,2]	527,800
	Diversified Telecommunication Services — 1.0%
26,200	Lumen Technologies, Inc.	326,714
	Electric Utilities — 1.1%
8,100	Exelon Corp.[1]	379,080
	Electrical Equipment — 2.4%
5,560	Regal Beloit Corp.[1]	818,599
	Electronic Equipment, Instruments & Components — 2.1%
6,040	Arrow Electronics, Inc.[2]	716,163
	Energy Equipment & Services — 0.7%
10,620	Baker Hughes Co.[1]	225,569
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 2.1%
8,480	Activision Blizzard, Inc.	$709,098
	Equity Real Estate Investment Trusts — 5.2%
5,560	American Homes 4 Rent - Class A1	233,520
8,480	Lamar Advertising Co. - Class A	903,968
16,800	Medical Properties Trust, Inc.[1]	353,304
8,340	VICI Properties, Inc.[1]	260,124
		1,750,916
	Food & Staples Retailing — 2.6%
12,900	Kroger Co. (The)[1]	525,030
14,087	Sprouts Farmers Market, Inc.[2]	346,258
		871,288
	Food Products — 3.2%
12,500	Darling Ingredients, Inc.[1,2]	863,375
3,440	General Mills, Inc.[1]	202,478
		1,065,853
	Gas Utilities — 1.5%
10,920	UGI Corp.[1]	502,211
	Health Care Equipment & Supplies — 1.0%
4,900	DENTSPLY SIRONA, Inc.[1]	323,596
	Health Care Providers & Services — 5.5%
7,180	Centene Corp.[1,2]	492,620
5,480	DaVita, Inc.[1,2]	658,970
2,548	Molina Healthcare, Inc.[2]	695,629
		1,847,219
	Hotels, Restaurants & Leisure — 2.1%
38,340	International Game Technology PLC[1,2,3]	718,875
	Household Durables — 2.6%
6,620	DR Horton, Inc.[1]	631,747
4,337	PulteGroup, Inc.	237,971
		869,718
	Household Products — 0.8%
6,280	Central Garden & Pet Co. - Class A1,2	271,987
	Insurance — 3.9%
3,200	Brown & Brown, Inc.[1]	174,080
10,580	Fidelity National Financial, Inc.[1]	471,974
18,000	Old Republic International Corp.[1]	443,880
8,000	Unum Group	219,200
		1,309,134
	Interactive Media & Services — 2.2%
18,160	Cargurus, Inc.[2]	519,376
3,340	Twitter, Inc.[1,2]	232,965
		752,341
	Internet & Direct Marketing Retail — 1.1%
5,620	eBay, Inc.[1]	383,340
	IT Services — 3.8%
6,000	Amdocs, Ltd.	462,660
16,560	Genpact, Ltd.	824,854
		1,287,514
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 0.7%
2,160	Brunswick Corp.	$225,504
	Life Sciences Tools & Services — 2.6%
4,940	Medpace Holdings, Inc.[2]	869,144
	Media — 6.1%
11,360	Comcast Corp. - Class A1	668,309
10,440	Fox Corp. - Class A	372,291
5,340	Interpublic Group of Cos., Inc. (The)	188,822
33,821	News Corp. - Class A	833,011
		2,062,433
	Metals & Mining — 1.9%
7,880	Commercial Metals Co.[1]	258,464
2,546	Reliance Steel & Aluminum Co.[1]	400,104
		658,568
	Multi-line Retail — 2.6%
3,420	Target Corp.[1]	892,791
	Multi-Utilities — 0.5%
5,540	MDU Resources Group, Inc.	175,729
	Oil, Gas & Consumable Fuels — 2.0%
26,200	Devon Energy Corp.[1]	677,008
	Paper & Forest Products — 0.9%
5,700	Louisiana-Pacific Corp.[1]	316,008
	Pharmaceuticals — 3.2%
1,000	Johnson & Johnson[1]	172,200
12,720	Pfizer, Inc.[1]	544,543
13,580	Supernus Pharmaceuticals, Inc.[2]	357,562
		1,074,305
	Professional Services — 2.1%
4,480	ASGN, Inc.[2]	453,062
2,660	Robert Half International, Inc.	261,239
		714,301
	Semiconductors & Semiconductor Equipment — 6.7%
6,300	Applied Materials, Inc.[1]	881,559
9,920	Diodes, Inc.[2]	813,440
7,060	Intel Corp.[1]	379,263
5,180	ON Semiconductor Corp.[2]	202,331
		2,276,593
	Software — 11.7%
18,560	Box, Inc. - Class A2	443,955
6,440	Dolby Laboratories, Inc. - Class A	625,324
18,580	Dropbox, Inc. - Class A1,2	585,084
9,200	Oracle Corp.[1]	801,688
3,420	Progress Software Corp.	155,918
7,820	SPS Commerce, Inc.[2]	851,989
6,320	SS&C Technologies Holdings, Inc.[1]	495,425
		3,959,383
	Specialty Retail — 2.2%
1,600	Best Buy Co., Inc.[1]	179,760
3,760	Williams-Sonoma, Inc.	570,392
		750,152
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 5.4%
22,260	Hewlett Packard Enterprise Co.	$322,770
25,120	HP, Inc.[1]	725,214
9,580	NetApp, Inc.	762,472
		1,810,456
	Thrifts & Mortgage Finance — 2.6%
62,380	MGIC Investment Corp.[1]	863,339
	Trading Companies & Distributors — 1.7%
5,260	WESCO International, Inc.[1,2]	559,927
	Wireless Telecommunication Services — 1.3%
19,520	Telephone & Data Systems, Inc.	436,272
	TOTAL COMMON STOCKS (Cost $26,723,175)	43,261,140
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$58,476	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $58,476, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $59,700, coupon rate of 0.125%, due 03/31/23, market value of $59,692)	58,476
	TOTAL REPURCHASE AGREEMENT (Cost $58,476)	58,476
TOTAL LONG INVESTMENTS (Cost $26,781,651)	128.4%	$43,319,616
Shares
COMMON STOCKS SOLD SHORT* — (28.3)%
	Aerospace & Defense — (2.3)%
(600)	Boeing Co. (The)[2]	(135,888)
(1,020)	HEICO Corp.	(137,955)
(2,400)	Hexcel Corp.[2]	(130,608)
(2,020)	Mercury Systems, Inc.[2]	(133,320)
(380)	TransDigm Group, Inc.[2]	(243,614)
		(781,385)
	Air Freight & Logistics — (0.7)%
(460)	FedEx Corp.	(128,777)
(1,200)	Forward Air Corp.	(106,128)
		(234,905)
	Airlines — (1.3)%
(2,500)	Alaska Air Group, Inc.[2]	(145,075)
(3,340)	Southwest Airlines Co.[2]	(168,737)
(2,700)	United Airlines Holdings, Inc.[2]	(126,144)
		(439,956)
	Banks — (2.0)%
(1,180)	Cullen/Frost Bankers, Inc.	(126,638)
(180)	First Citizens BancShares, Inc. - Class A	(140,866)
(3,320)	First Financial Bankshares, Inc.	(162,149)
(2,440)	Glacier Bancorp, Inc.	(125,806)
(2,320)	Truist Financial Corp.	(126,278)
		(681,737)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (0.5)%
(100)	Boston Beer Co., Inc. (The) Class A2	$(71,000)
(400)	Constellation Brands, Inc. - Class A	(89,736)
		(160,736)
	Capital Markets — (1.1)%
(1,880)	Charles Schwab Corp. (The)	(127,746)
(300)	FactSet Research Systems, Inc.	(107,184)
(600)	Morningstar, Inc.	(151,578)
		(386,508)
	Chemicals — (2.4)%
(500)	Air Products and Chemicals, Inc.	(145,515)
(750)	Albemarle Corp.	(154,530)
(1,600)	Ashland Global Holdings, Inc.	(136,112)
(1)	Dow, Inc.	(62)
(720)	Ecolab, Inc.	(158,998)
(320)	NewMarket Corp.	(101,091)
(700)	Scotts Miracle-Gro Co. (The)	(123,872)
		(820,180)
	Construction & Engineering — (0.4)%
(8,340)	Fluor Corp.[2]	(138,944)
	Containers & Packaging — (0.5)%
(1,980)	Ball Corp.	(160,142)
	Diversified Consumer Services — (0.3)%
(634)	Bright Horizons Family Solutions, Inc.[2]	(94,783)
	Electric Utilities — (0.7)%
(1,420)	MGE Energy, Inc.	(110,931)
(2,000)	Xcel Energy, Inc.	(136,500)
		(247,431)
	Electronic Equipment, Instruments & Components — (0.5)%
(3,540)	National Instruments Corp.	(156,149)
	Entertainment — (0.3)%
(1,440)	Live Nation Entertainment, Inc.[2]	(113,602)
	Equity Real Estate Investment Trusts — (0.8)%
(3,940)	Healthpeak Properties, Inc.	(145,662)
(1,680)	Ryman Hospitality Properties, Inc. REIT[2]	(128,856)
		(274,518)
	Food & Staples Retailing — (0.4)%
(1,720)	Sysco Corp.	(127,624)
	Food Products — (0.4)%
(800)	J&J Snack Foods Corp.	(131,504)
	Health Care Equipment & Supplies — (1.0)%
(480)	Becton Dickinson and Co.	(122,760)
(740)	ResMed, Inc.	(201,132)
		(323,892)
	Health Care Technology — (0.4)%
(700)	Inspire Medical Systems, Inc.[2]	(128,212)
	Hotels, Restaurants & Leisure — (2.1)%
(60)	Booking Holdings, Inc.[2]	(130,696)
(736)	Churchill Downs, Inc.	(136,749)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(1,580)	Cracker Barrel Old Country Store, Inc.	$(215,164)
(3,600)	Dave & Buster’s Entertainment, Inc.[2]	(119,808)
(2,620)	Las Vegas Sands Corp.[2]	(110,957)
		(713,374)
	Household Products — (0.4)%
(1,000)	Kimberly-Clark Corp.	(135,720)
	Insurance — (1.7)%
(880)	Assurant, Inc.	(138,873)
(720)	Erie Indemnity Co. - Class A	(133,121)
(2,920)	Loews Corp.	(156,599)
(1,480)	Progressive Corp. (The)	(140,837)
		(569,430)
	IT Services — (0.4)%
(800)	Fidelity National Information Services, Inc.	(119,240)
	Machinery — (1.1)%
(3,400)	Kennametal, Inc.	(123,250)
(1,180)	PACCAR, Inc.	(97,928)
(1,100)	Woodward, Inc.	(133,716)
		(354,894)
	Multi-line Retail — (0.4)%
(3,740)	Nordstrom, Inc.[2]	(123,794)
	Oil, Gas & Consumable Fuels — (0.7)%
(7,040)	Cabot Oil & Gas Corp.	(112,640)
(1,760)	Hess Corp.	(134,535)
		(247,175)
	Road & Rail — (0.4)%
(640)	Union Pacific Corp.	(140,006)
	Semiconductors & Semiconductor Equipment — (0.7)%
(1,300)	Cree, Inc.[2]	(120,588)
(900)	Microchip Technology, Inc.	(128,808)
		(249,396)
	Software — (1.2)%
(280)	ANSYS, Inc.[2]	(103,169)
(500)	Autodesk, Inc.[2]	(160,565)
(200)	MicroStrategy, Inc. - Class A2	(125,202)
		(388,936)
	Specialty Retail — (1.3)%
(7,900)	Designer Brands, Inc. - Class A2	(115,103)
(3,440)	Monro, Inc.	(199,520)
(1,100)	Ross Stores, Inc.	(134,959)
		(449,582)
	Textiles, Apparel & Luxury Goods — (0.4)%
(1,660)	VF Corp.	(133,132)
	Thrifts & Mortgage Finance — (0.3)%
(9,980)	Capitol Federal Financial, Inc.	(110,678)
	Trading Companies & Distributors — (0.8)%
(1,500)	MSC Industrial Direct Co., Inc. - Class A	(133,755)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Trading Companies & Distributors — (Continued)
(300)	WW Grainger, Inc.	$(133,374)
		(267,129)
Water Utilities — (0.4)%
(2,080)	SJW Group	(143,374)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(9,880,386))		(9,548,068)
TOTAL SHORT INVESTMENTS (Proceeds $(9,880,386))	(28.3)%	$(9,548,068)
TOTAL INVESTMENTS (Cost $16,901,265)	100.1%	$33,771,548
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(30,690)
NET ASSETS	100.0%	$33,740,858

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $11,957,802.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.7%
82,872	Raytheon Technologies Corp.	$7,205,720
	Banks — 4.9%
40,110	JPMorgan Chase & Co.	6,087,896
38,947	PNC Financial Services Group, Inc. (The)	7,104,322
		13,192,218
	Beverages — 1.8%
31,054	PepsiCo, Inc.	4,873,925
	Biotechnology — 1.7%
13,770	Biogen, Inc.[1]	4,499,072
	Capital Markets — 1.7%
41,187	Northern Trust Corp.	4,647,953
	Chemicals — 2.2%
35,349	PPG Industries, Inc.	5,780,268
	Communications Equipment — 2.0%
95,961	Cisco Systems, Inc./Delaware	5,313,361
	Consumer Finance — 2.7%
57,951	Discover Financial Services	7,204,468
	Electrical Equipment — 2.9%
54,770	AMETEK, Inc.	7,615,769
	Electronic Equipment, Instruments & Components — 3.0%
111,094	Amphenol Corp. - Class A	8,053,204
	Food & Staples Retailing — 1.7%
32,038	Walmart, Inc.	4,567,017
	Health Care Equipment & Supplies — 3.8%
35,100	Abbott Laboratories	4,246,398
22,095	Stryker Corp.	5,986,419
		10,232,817
	Health Care Providers & Services — 2.9%
26,415	Laboratory Corp. of America Holdings[1]	7,822,802
	Hotels, Restaurants & Leisure — 3.0%
3,654	Booking Holdings, Inc.[1]	7,959,362
	Household Products — 1.4%
47,251	Colgate-Palmolive Co.	3,756,455
	Insurance — 2.1%
33,363	Chubb, Ltd.	5,629,673
	Interactive Media & Services — 8.4%
5,071	Alphabet, Inc. - Class C1	13,714,114
24,693	Facebook, Inc. - Class A1	8,798,116
		22,512,230
	Internet & Direct Marketing Retail — 1.8%
1,428	Amazon.com, Inc.[1]	4,751,799
	IT Services — 12.1%
20,473	Accenture PLC - Class A	6,503,863
55,364	Cognizant Technology Solutions Corp. - Class A	4,070,915
17,948	Gartner, Inc.[1]	4,751,374
35,175	Global Payments, Inc.	6,803,197
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
26,608	Mastercard, Inc. - Class A	$10,269,091
		32,398,440
	Life Sciences Tools & Services — 2.7%
18,527	Waters Corp.[1]	7,222,010
	Machinery — 2.8%
24,077	Parker-Hannifin Corp.	7,512,746
	Media — 2.9%
131,206	Comcast Corp. - Class A	7,718,849
	Multi-line Retail — 3.3%
37,798	Dollar General Corp.	8,793,327
	Oil, Gas & Consumable Fuels — 2.0%
51,875	Chevron Corp.	5,281,394
	Pharmaceuticals — 5.6%
71,934	Bristol-Myers Squibb Co.	4,882,160
19,780	Eli Lilly & Co.	4,816,430
26,067	Zoetis, Inc.	5,283,781
		14,982,371
	Road & Rail — 1.4%
13,666	Old Dominion Freight Line, Inc.	3,678,204
	Software — 6.2%
33,709	Microsoft Corp.	9,604,031
79,185	Oracle Corp.	6,900,181
		16,504,212
	Specialty Retail — 6.0%
19,089	Home Depot, Inc. (The)	6,264,819
14,038	Tractor Supply Co.	2,539,895
21,034	Ulta Beauty, Inc.[1]	7,063,217
		15,867,931
	Technology Hardware, Storage & Peripherals — 3.8%
69,691	Apple, Inc.	10,165,129
	TOTAL COMMON STOCKS (Cost $113,243,227)	265,742,726
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$1,349,710	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $1,349,710, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $1,376,900, coupon rate of 0.125%, due 03/31/23, market value of $1,376,716)	1,349,710
	TOTAL REPURCHASE AGREEMENT (Cost $1,349,710)	1,349,710
TOTAL INVESTMENTS (Cost $114,592,937)	100.0%	$267,092,436
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(12,816)
NET ASSETS	100.0%	$267,079,620
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.8%
	Aerospace & Defense — 0.8%
328,565	AAR Corp.[1]	$11,749,484
	Air Freight & Logistics — 1.2%
258,891	Atlas Air Worldwide Holdings, Inc.[1,2]	17,337,930
	Auto Components — 1.1%
104,412	LCI Industries	15,225,358
	Banks — 9.8%
277,336	Ameris Bancorp	13,481,303
1,305,326	First Horizon Corp.	20,167,287
1,770,737	FNB Corp.	20,292,646
427,533	Hancock Whitney Corp.	18,687,467
498,349	Simmons First National Corp. - Class A	13,565,060
1,150,189	Umpqua Holdings Corp.	21,704,066
345,188	United Community Banks, Inc.	9,944,866
287,217	Wintrust Financial Corp.	20,507,294
		138,349,989
	Biotechnology — 0.9%
999,992	Ironwood Pharmaceuticals, Inc.[1,2]	13,269,894
	Building Products — 1.4%
178,523	Masonite International Corp.[1]	20,201,663
	Capital Markets — 3.6%
136,362	Evercore, Inc. - Class A	18,027,057
284,582	Stifel Financial Corp.	18,936,086
531,945	Virtu Financial, Inc. - Class A2	13,692,264
		50,655,407
	Chemicals — 2.8%
217,389	Ingevity Corp.[1]	18,465,022
676,213	Valvoline, Inc.	20,746,215
		39,211,237
	Communications Equipment — 1.2%
300,393	Ciena Corp.[1]	17,464,849
	Construction & Engineering — 4.7%
255,268	Arcosa, Inc.	13,978,476
149,867	Dycom Industries, Inc.[1]	10,400,770
149,867	EMCOR Group, Inc.	18,255,299
231,552	MasTec, Inc.[1,2]	23,440,009
		66,074,554
	Containers & Packaging — 1.9%
758,228	Graphic Packaging Holding Co.	14,535,231
317,520	Silgan Holdings, Inc.	12,865,910
		27,401,141
	Distributors — 1.5%
492,420	Core-Mark Holding Co., Inc.	21,193,757
	Electric Utilities — 1.7%
240,446	Otter Tail Corp.	12,212,252
236,493	Portland General Electric Co.	11,564,508
		23,776,760
	Electrical Equipment — 1.2%
169,629	EnerSys	16,735,597
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
1,038,200	TTM Technologies, Inc.[1]	$14,524,418
	Equity Real Estate Investment Trusts — 5.7%
374,173	Hudson Pacific Properties, Inc.	10,199,956
1,348,804	Lexington Realty Trust	17,736,773
527,334	Outfront Media, Inc.[1]	12,598,009
480,562	STAG Industrial, Inc.	19,856,822
337,195	Uniti Group, Inc.[2]	3,948,553
681,154	Washington Real Estate Investment Trust REIT	16,545,231
		80,885,344
	Food Products — 1.3%
1,148,212	Hostess Brands, Inc.[1,2]	18,474,731
	Gas Utilities — 1.6%
293,476	New Jersey Resources Corp.	11,304,696
435,767	South Jersey Industries, Inc.[2]	10,968,255
		22,272,951
	Health Care Equipment & Supplies — 5.5%
66,863	ICU Medical, Inc.[1]	13,592,579
271,407	Merit Medical Systems, Inc.[1]	19,022,916
60,276	Mesa Laboratories, Inc.[2]	17,751,885
307,639	Neogen Corp.[1]	13,400,755
227,600	NuVasive, Inc.[1,2]	14,555,020
		78,323,155
	Health Care Providers & Services — 3.3%
198,615	AMN Healthcare Services, Inc.[1]	19,972,724
213,437	HealthEquity, Inc.[1,2]	15,790,069
541,497	R1 RCM, Inc.[1]	11,593,451
		47,356,244
	Health Care Technology — 2.6%
860,006	Evolent Health, Inc. - Class A1,2	19,728,538
390,642	Vocera Communications, Inc.[1,2]	16,391,338
		36,119,876
	Hotels, Restaurants & Leisure — 1.6%
397,559	Boyd Gaming Corp.[1,2]	22,660,863
	Household Durables — 2.9%
51,053	Helen of Troy, Ltd.[1,2]	11,404,730
418,310	La-Z-Boy, Inc.	14,046,850
617,584	Tri Pointe Homes, Inc.[1]	14,896,126
		40,347,706
	Household Products — 1.3%
438,337	Energizer Holdings, Inc.[2]	18,782,740
	Insurance — 1.1%
275,689	Stewart Information Services Corp.	16,268,408
	Interactive Media & Service — 1.1%
568,836	Cargurus, Inc.[1]	16,268,710
	Life Sciences Tools & Services — 2.3%
301,381	NeoGenomics, Inc.[1,2]	13,893,664
203,555	Syneos Health, Inc.[1]	18,252,777
		32,146,441
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 2.6%
402,500	Hillenbrand, Inc.	$18,233,250
227,271	Timken Co. (The)	18,068,045
		36,301,295
	Media — 1.1%
105,401	Nexstar Media Group, Inc. - Class A	15,501,325
	Multi-line Retail — 0.8%
220,683	Kohl’s Corp.	11,210,696
	Oil, Gas & Consumable Fuels — 3.0%
1,243,073	CNX Resources Corp.[1,2]	15,041,184
388,666	Delek US Holdings, Inc.[2]	6,755,015
408,758	Matador Resources Co.	12,630,622
329,164	Ovintiv, Inc.	8,446,348
		42,873,169
	Pharmaceuticals — 3.0%
182,475	Pacira BioSciences, Inc.[1,2]	10,756,901
355,399	Prestige Consumer Healthcare, Inc.[1]	18,676,217
499,996	Supernus Pharmaceuticals, Inc.[1,2]	13,164,895
		42,598,013
	Professional Services — 2.5%
181,158	ASGN, Inc.[1]	18,320,509
61,593	CACI International, Inc. - Class A1	16,442,867
		34,763,376
	Semiconductors & Semiconductor Equipment — 2.2%
268,772	Diodes, Inc.[1]	22,039,304
370,114	Rambus, Inc.[1]	8,756,897
		30,796,201
	Software — 7.2%
281,618	CommVault Systems, Inc.[1]	21,287,505
858,030	FireEye, Inc.[1]	17,332,206
148,220	J2 Global, Inc.[1,2]	20,939,040
120,552	SPS Commerce, Inc.[1]	13,134,140
257,573	Verint Systems, Inc.[1,2]	10,990,640
1,292,151	Vonage Holdings Corp.[1]	18,426,073
		102,109,604
	Specialty Retail — 2.8%
99,801	Asbury Automotive Group, Inc.[1]	20,505,113
339,259	Foot Locker, Inc.	19,358,119
		39,863,232
	Technology Hardware, Storage & Peripherals — 1.4%
443,013	NCR Corp.[1]	19,669,777
	Thrifts & Mortgage Finance — 1.0%
600,786	Radian Group, Inc.	13,565,748
	Trading Companies & Distributors — 5.1%
360,010	Beacon Roofing Supply, Inc.[1]	19,253,335
235,505	Boise Cascade Co.	12,046,081
762,510	Univar Solutions, Inc.[1]	18,711,995
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
208,167	WESCO International, Inc.[1]	$22,159,377
		72,170,788
	TOTAL COMMON STOCKS (Cost $949,903,733)	1,384,502,431
Face Amount
REPURCHASE AGREEMENT* — 2.1%
$29,799,618	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $29,799,618, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $30,399,700, coupon rate of 0.125%, due 03/31/23, market value of $30,395,634)	29,799,618
	TOTAL REPURCHASE AGREEMENT (Cost $29,799,618)	29,799,618
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.7%
52,633,899	State Street Navigator Securities Lending Government Money Market Portfolio[3]	52,633,899
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $52,633,899)	52,633,899
TOTAL INVESTMENTS (Cost $1,032,337,250)	103.6%	$1,466,935,948
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(51,027,120)
NET ASSETS	100.0%	$1,415,908,828

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.1%
5,476	Raytheon Technologies Corp.	$476,138
	Banks — 1.9%
2,780	JPMorgan Chase & Co.	421,948
	Beverages — 2.5%
3,588	PepsiCo, Inc.	563,137
	Biotechnology — 2.2%
2,071	Amgen, Inc.	500,229
	Capital Markets — 8.0%
1,306	Ameriprise Financial, Inc.	336,373
424	BlackRock, Inc.	367,680
7,257	Charles Schwab Corp. (The)	493,113
2,764	Northern Trust Corp.	311,918
1,335	T Rowe Price Group, Inc.	272,554
		1,781,638
	Chemicals — 3.8%
1,289	Air Products and Chemicals, Inc.	375,138
2,881	PPG Industries, Inc.	471,101
		846,239
	Communications Equipment — 2.9%
11,530	Cisco Systems, Inc./Delaware	638,416
	Distributors — 1.1%
1,899	Genuine Parts Co.	241,021
	Electrical Equipment — 5.8%
2,759	Eaton Corp. PLC	436,060
4,094	Emerson Electric Co.	413,044
1,436	Rockwell Automation, Inc.	441,455
		1,290,559
	Electronic Equipment, Instruments & Components — 2.2%
3,302	TE Connectivity, Ltd.	486,946
	Food Products — 3.1%
2,031	Hershey Co. (The)	363,305
5,105	Mondelez International, Inc. - Class A	322,943
		686,248
	Gas Utilities — 2.1%
10,006	UGI Corp.	460,176
	Health Care Equipment & Supplies — 3.8%
3,494	Abbott Laboratories	422,704
3,285	Medtronic PLC	431,353
		854,057
	Health Care Providers & Services — 2.0%
3,221	Quest Diagnostics, Inc.	456,738
	Hotels, Restaurants & Leisure — 3.7%
2,002	McDonald’s Corp.	485,906
2,861	Starbucks Corp.	347,411
		833,317
	Household Durables — 1.8%
2,597	Garmin, Ltd.	408,248
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — 3.7%
5,154	Colgate-Palmolive Co.	$409,743
2,901	Procter & Gamble Co. (The)	412,609
		822,352
	Insurance — 5.7%
6,298	Aflac, Inc.	346,390
1,567	Allstate Corp. (The)	203,788
1,354	Everest Re Group, Ltd.	342,332
6,297	Principal Financial Group, Inc.	391,233
		1,283,743
	IT Services — 3.8%
1,010	Accenture PLC - Class A	320,857
4,674	Paychex, Inc.	531,995
		852,852
	Machinery — 5.3%
1,605	Cummins, Inc.	372,520
1,455	Illinois Tool Works, Inc.	329,805
2,224	Snap-on, Inc.	484,788
		1,187,113
	Media — 4.5%
9,854	Comcast Corp. - Class A	579,711
11,946	Interpublic Group of Cos., Inc. (The)	422,410
		1,002,121
	Multi-Utilities — 3.1%
5,475	Dominion Energy, Inc.	409,913
2,448	DTE Energy Co.	287,200
		697,113
	Oil, Gas & Consumable Fuels — 3.3%
3,494	Chevron Corp.	355,724
1,224	DTE Midstream LLC[1]	51,898
4,478	Phillips 66	328,819
		736,441
	Pharmaceuticals — 9.7%
7,598	Bristol-Myers Squibb Co.	515,676
2,952	Eli Lilly & Co.	718,812
3,811	Johnson & Johnson	656,254
6,550	Pfizer, Inc.	280,406
		2,171,148
	Road & Rail — 2.0%
2,031	Union Pacific Corp.	444,302
	Semiconductors & Semiconductor Equipment — 3.1%
3,649	Texas Instruments, Inc.	695,572
	Specialty Retail — 4.0%
1,728	Home Depot, Inc. (The)	567,112
4,707	TJX Cos., Inc. (The)	323,889
		891,001
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 2.4%
6,631	NetApp, Inc.	$527,761
	TOTAL COMMON STOCKS (Cost $15,126,446)	22,256,574
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$85,402	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $85,402, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $87,200, coupon rate of 0.125%, due 03/31/23, market value of $87,188)	85,402
	TOTAL REPURCHASE AGREEMENT (Cost $85,402)	85,402
TOTAL INVESTMENTS (Cost $15,211,848)	100.0%	$22,341,976
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,918
NET ASSETS	100.0%	$22,343,894

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 5.2%
22,100	SPDR S&P 500 ETF Trust[1]	$9,691,071
30,000	Vanguard S&P 500 ETF[1]	12,094,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	21,785,571
Face Amount
U.S. TREASURY BILLS* — 26.3%
$50,000,000	U.S. Treasury Bill, 0.026% due 10/7/21[1]	49,995,417
60,000,000	U.S. Treasury Bill, 0.047% due 01/6/22[1]	59,985,608
	TOTAL U.S. TREASURY BILLS (Cost $109,985,204)	109,981,025
REPURCHASE AGREEMENT* — 3.2%
13,288,545	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $13,288,545, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $13,556,200, coupon rate of 0.125%, due 03/31/23, market value of $13,554,387)	13,288,545
	TOTAL REPURCHASE AGREEMENT (Cost $13,288,545)	13,288,545
TOTAL PURCHASED OPTIONS (Cost $329,430,400)	88.4%	369,473,000
TOTAL INVESTMENTS (Cost $459,134,758)	123.1%	$514,528,141
LIABILITIES IN EXCESS OF OTHER ASSETS	(23.1)	(96,501,003)
NET ASSETS[2]	100.0%	$418,027,138

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $17,500,246 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	3,000.00	09/17/21	USD	2,600	$1,142,767,600	$362,817,000	$305,929,000	$56,888,000
PUTS:
S&P 500 Index	OCC**	4,000.00	09/17/21	USD	2,600	1,142,767,600	6,656,000	23,501,400	(16,845,400)
TOTAL PURCHASED OPTIONS						$2,285,535,200	$369,473,000	$329,430,400	$40,042,600
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	09/17/21	USD	2,600	(1,142,767,600)	(109,213,000)	(66,809,600)	(42,403,400)
PUTS:
S&P 500 Index	OCC**	4,100.00	08/20/21	USD	130	(57,138,380)	(139,100)	(291,035)	151,935
S&P 500 Index	OCC**	4,300.00	08/20/21	USD	300	(131,857,800)	(858,000)	(1,704,150)	846,150
S&P 500 Index	OCC**	4,350.00	08/20/21	USD	70	(30,766,820)	(264,250)	(583,915)	319,665
S&P 500 Index	OCC**	4,375.00	08/20/21	USD	20	(8,790,520)	(88,100)	(153,985)	65,885
S&P 500 Index	OCC**	4,390.00	08/20/21	USD	20	(8,790,520)	(97,100)	(188,385)	91,285
S&P 500 Index	OCC**	4,400.00	08/20/21	USD	440	(193,391,440)	(2,283,600)	(4,324,782)	2,041,182
S&P 500 Index	OCC**	3,000.00	09/17/21	USD	2,600	(1,142,767,600)	(760,500)	(2,870,400)	2,109,900
TOTAL PUTS						$(1,573,503,080)	$(4,490,650)	$(10,116,652)	$5,626,002
TOTAL WRITTEN OPTIONS						$(2,716,270,680)	$(113,703,650)	$(76,926,252)	$(36,777,398)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUND* — 1.2%
3,500	iShares MSCI Emerging Markets ETF	$180,600
	TOTAL EXCHANGE-TRADED FUND (Cost $128,152)	180,600
Face Amount
U.S. TREASURY BILLS* — 24.1%
$1,700,000	U.S. Treasury Bill, 0.026% due 10/7/21[1]	1,699,844
2,000,000	U.S. Treasury Bill, 0.047% due 01/6/22[1]	1,999,520
	TOTAL U.S. TREASURY BILLS (Cost $3,699,505)	3,699,364
REPURCHASE AGREEMENT* — 7.9%
1,216,673	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $1,216,673, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $1,241,200, coupon rate of 0.125%, due 03/31/23, market value of $1,241,034)	1,216,673
	TOTAL REPURCHASE AGREEMENT (Cost $1,216,673)	1,216,673
TOTAL PURCHASED OPTIONS (Cost $12,670,400)	92.6%	14,210,500
TOTAL INVESTMENTS (Cost $17,714,730)	125.8%	$19,307,137
LIABILITIES IN EXCESS OF OTHER ASSETS	(25.8)	(3,954,978)
NET ASSETS[2]	100.0%	$15,352,159

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $478,332 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	3,000.00	09/17/21	USD	100	$43,952,600	$13,954,500	$11,766,500	$2,188,000
PUTS:
S&P 500 Index	OCC**	4,000.00	09/17/21	USD	100	43,952,600	256,000	903,900	(647,900)
TOTAL PURCHASED OPTIONS						$87,905,200	$14,210,500	$12,670,400	$1,540,100
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	09/17/21	USD	100	(43,952,600)	(4,200,500)	(2,569,600)	(1,630,900)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	55.00	08/20/21	USD	250	(1,290,000)	(86,875)	(45,875)	(41,000)
iShares MSCI EAFE ETF	OCC**	79.00	08/20/21	USD	400	(3,179,600)	(39,400)	(61,379)	21,979
Russell 2000 Index	OCC**	2,200.00	08/20/21	USD	6	(1,335,750)	(21,270)	(41,565)	20,295
S&P 500 Index	OCC**	4,380.00	08/20/21	USD	15	(6,592,890)	(68,250)	(145,035)	76,785
S&P 500 Index	OCC**	3,000.00	09/17/21	USD	100	(43,952,600)	(29,250)	(110,400)	81,150
TOTAL PUTS						$(56,350,840)	$(245,045)	$(404,254)	$159,209
TOTAL WRITTEN OPTIONS						$(100,303,440)	$(4,445,545)	$(2,973,854)	$(1,471,691)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 19.4%
	Federal Home Loan Bank — 11.4%
$5,000,000	0.250% due 12/4/23	$5,004,287
15,000,000	2.750% due 12/13/24	16,174,200
7,000,000	0.375% due 9/23/25	6,940,569
13,000,000	3.250% due 11/16/28[1]	14,963,952
4,000,000	5.500% due 7/15/36	6,017,515
		49,100,523
	Federal National Mortgage Association — 8.0%
10,000,000	2.000% due 10/5/22[1]	10,220,652
5,100,000	0.250% due 11/27/23	5,100,972
10,000,000	2.625% due 9/6/24[1]	10,710,853
7,960,000	2.125% due 4/24/26[1]	8,495,941
		34,528,418
	TOTAL AGENCY NOTES (Cost $80,572,203)	83,628,941
MORTGAGE-BACKED SECURITIES*,2 — 32.6%
	Federal Home Loan Mortgage Corporation — 12.8%
7	# G12342, 5.500% due 8/1/21	6
1,593	# J03604, 5.500% due 10/1/21	1,596
3,465	# J03536, 5.500% due 11/1/21	3,473
1,145	# G18163, 5.500% due 1/1/22	1,151
17,338	# G13396, 5.500% due 12/1/23	17,751
32,991	# D78677, 8.000% due 3/1/27	33,632
68,206	# C00742, 6.500% due 4/1/29	76,957
2,089,543	# J38111, 3.000% due 12/1/32	2,217,811
12,833	# A68937, 6.000% due 11/1/37	14,522
185,712	# A69653, 5.500% due 12/1/37	216,511
216,286	# A73370, 5.000% due 2/1/38	247,396
177,272	# A90421, 4.500% due 12/1/39	198,144
137,430	# A92890, 4.500% due 7/1/40	149,551
737,377	# A97620, 4.500% due 3/1/41	821,071
1,128,954	# C03770, 3.500% due 2/1/42	1,224,875
719,626	# Q07651, 3.500% due 4/1/42	784,137
1,352,482	# Q41208, 3.500% due 6/1/46	1,454,716
5,019,268	# G08737, 3.000% due 12/1/46	5,309,767
1,715,832	# Q45735, 3.000% due 1/1/47	1,812,880
3,757,464	# Q46279, 3.500% due 2/1/47	4,009,494
3,790,872	# Q47596, 4.000% due 4/1/47	4,077,427
11,702,860	# RA3173, 3.000% due 7/1/50	12,286,482
3,785,631	# SD8083, 2.500% due 8/1/50	3,946,283
15,474,086	, 3.000% due 6/1/51	16,272,030
		55,177,663
	Federal National Mortgage Association — 19.6%
369	# 125275, 7.000% due 3/1/24	388
258,275	# AH6827, 4.000% due 3/1/26	275,061
231,146	# AI1657, 4.000% due 4/1/26	245,770
418,158	# AB3900, 3.000% due 11/1/26	440,650
14,970	# 373328, 8.000% due 3/1/27	15,033
640,387	# AK4751, 3.000% due 4/1/27	678,521
9,435	# 390895, 8.000% due 6/1/27	9,571
1,264,510	# AO0533, 3.000% due 6/1/27	1,339,593
30,420	# 397602, 8.000% due 8/1/27	30,973
499	# 499335, 6.500% due 8/1/29	561
3,179	# 252806, 7.500% due 10/1/29	3,697
203	# 523497, 7.500% due 11/1/29	228
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$2,797,877	# BC2462, 3.000% due 2/1/31	$2,957,190
1,444	# 588945, 7.000% due 6/1/31	1,596
5,034,718	# AS7429, 2.500% due 6/1/31	5,298,014
46,495	# 607862, 7.000% due 9/1/31	51,742
2,050	# 656872, 6.500% due 8/1/32	2,304
3,531,537	# MA3391, 3.000% due 6/1/33	3,725,684
112,062	# 789856, 6.000% due 8/1/34	130,040
29,711	# 829202, 5.000% due 7/1/35	33,386
73,133	# 826586, 5.000% due 8/1/35	82,779
16,939	# 256216, 7.000% due 4/1/36	20,160
46,152	# 898412, 5.000% due 10/1/36	50,629
9,470	# 910894, 5.000% due 2/1/37	10,494
16,277	# 912456, 6.500% due 3/1/37	18,413
236,354	# 973241, 5.000% due 3/1/38	269,987
65,096	# 975593, 5.000% due 6/1/38	74,400
83,812	# 257573, 5.500% due 2/1/39	97,532
240,773	# AD7128, 4.500% due 7/1/40	268,944
10,681,728	# MA4152, 2.000% due 10/1/40	11,011,678
2,782,339	# AH1568, 4.500% due 12/1/40	3,107,906
1,152,632	# AH6991, 4.000% due 1/1/41	1,271,057
576,586	# AH4004, 4.500% due 3/1/41	643,711
557,540	# AH8351, 4.000% due 3/1/41	611,902
615,270	# AJ1315, 4.000% due 9/1/41	679,250
712,675	# AI8779, 4.000% due 11/1/41	785,955
1,053,412	# AJ5958, 4.000% due 12/1/41	1,150,678
359,275	# AK5070, 3.500% due 3/1/42	383,360
1,688,591	# AK5426, 3.500% due 3/1/42	1,830,786
3,840,137	# AT7682, 3.500% due 6/1/43	4,206,759
2,200,958	# AS6326, 3.500% due 12/1/45	2,369,000
1,929,335	# AS6881, 3.500% due 3/1/46	2,070,004
2,475,227	# BC0960, 4.000% due 6/1/46	2,682,772
1,657,073	# AS8966, 4.000% due 3/1/47	1,783,663
2,212,803	# AS9988, 4.500% due 7/1/47	2,403,302
2,419,377	# MA3210, 3.500% due 12/1/47	2,577,311
2,024,491	# BJ9251, 3.500% due 6/1/48	2,147,794
7,951,196	# FM3727, 3.000% due 7/1/50	8,351,448
6,368,483	# BQ2863, 2.500% due 9/1/50	6,640,400
10,802,761	# CA7231, 2.500% due 10/1/50	11,286,449
		84,128,525
	Government National Mortgage Association — 0.2%
9,568	# 476259, 7.000% due 8/15/28	9,605
4,083	# 485264, 7.500% due 2/15/31	4,099
6,809	# 559304, 7.000% due 9/15/31	6,911
140,357	# 651859, 5.000% due 6/15/36	160,265
105,686	# 782150, 5.500% due 4/15/37	124,355
14,223	# 662521, 6.000% due 8/15/37	16,365
33,458	# 677545, 6.000% due 11/15/37	37,574
20,918	# 676291, 6.000% due 12/15/37	23,438
34,356	# 685836, 5.500% due 4/15/38	38,560
198,609	# 698235, 5.000% due 6/15/39	228,264
		649,436
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $137,471,264)	139,955,624
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 23.8%
	Banking — 7.7%
$5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	$5,563,967
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.81 + 4.42%), 4.244% due 4/24/38[3]	5,974,233
3,000,000	Bank of America Corp., (SOFR* 1.01 + 1.20%), 1.197% due 10/24/26[3]	2,995,478
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	6,661,747
5,000,000	JPMorgan Chase & Co., (SOFR* 1.11 + 1.76%), 1.764% due 11/19/31[3]	4,864,810
6,500,000	PNC Bank NA, 3.250% due 6/1/25[1]	7,092,085
		33,152,320
	Beverages, Food & Tobacco — 0.2%
1,000,000	Archer-Daniels-Midland Co., 2.750% due 3/27/25	1,067,380
	Communications — 4.3%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	18,299,242
	Computer Software & Processing — 5.8%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	905,920
11,250,000	Apple, Inc., 4.500% due 2/23/36	14,488,705
8,000,000	Microsoft Corp., 3.450% due 8/8/36	9,461,682
		24,856,307
	Heavy Machinery — 2.1%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	4,308,003
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,786,228
		9,094,231
	Insurance — 1.3%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,537,764
	Pharmaceuticals — 2.4%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	4,910,990
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,349,280
		10,260,270
	TOTAL CORPORATE NOTES (Cost $94,826,556)	102,267,514
U.S. TREASURY NOTES/BONDS* — 21.7%
8,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	10,546,250
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	9,002,109
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	4,912,344
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	$12,170,039
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	10,715,625
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	3,690,586
5,000,000	U.S. Treasury Notes, 2.125% due 11/30/23	5,219,141
6,000,000	U.S. Treasury Notes, 2.500% due 1/31/24	6,333,516
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,898,437
7,000,000	U.S. Treasury Notes, 2.625% due 12/31/25	7,614,414
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,492,422
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,737,305
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $89,553,355)	93,332,188
REPURCHASE AGREEMENT* — 2.0%
8,551,925	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $8,551,925, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $8,724,200, coupon rate of 0.125%, due 03/31/23, market value of $8,723,033)	8,551,925
	TOTAL REPURCHASE AGREEMENT (Cost $8,551,925)	8,551,925
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.9%
20,908,195	State Street Navigator Securities Lending Government Money Market Portfolio[4]	20,908,195
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $20,908,195)	20,908,195
TOTAL INVESTMENTS (Cost $431,883,498)	104.4%	$448,644,387
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(18,709,048)
NET ASSETS	100.0%	$429,935,339

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2021.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2021.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 1.0%
	Health Care Services — 1.0%
$500,000	CommonSpirit Health, 1.547% due 10/1/25[1]	$507,121
	TOTAL CORPORATE NOTES (Cost $502,156)	507,121
MUNICIPAL BONDS* — 95.9%
	Alabama — 0.8%
325,000	Alabama State Public School and College Authority, Revenue Bonds, Series C, 5.000% due 9/1/22	342,301
100,000	Southeast Energy Authority, AL, Cooperative District, Revenue Bonds, Series A, 4.000% due 10/1/23	107,929
		450,230
	Arizona — 1.8%
250,000	City of Phoenix, AZ, Civic Improvement Corporation Airport, AMT, Junior Line Airport, Revenue Bonds, Series B, 5.000% due 7/1/23	272,821
100,000	City of Yuma AZ, Revenue Bonds, Taxable, 0.527% due 7/15/23	100,207
175,000	City of Yuma AZ, Revenue Bonds,Refunding, 4.000% due 7/1/23	187,499
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	417,678
		978,205
	California — 3.0%
340,000	California State University, Revenue Bonds, Series D, 0.885% due 11/1/25	341,555
	California State, General Obligation Unlimited, Refunding:
500,000	5.000% due 9/1/23[2]	549,199
300,000	5.000% due 4/1/24	338,947
350,000	City of Los Angeles, CA, Department of Airports, Airports, Revenue Bonds, Series D, 5.000% due 5/15/23	380,092
		1,609,793
	Colorado — 3.4%
450,000	City and County of Denver, CO, Airport, Revenue Bonds, Variable Refunding, Govermental, Series C, 0.877% due 11/15/23	454,109
200,000	City and County of Denver, CO, Airport, Revenue Bonds, Variable Refunding, Govermental, Series D, 5.000% due 11/15/31[3]	212,213
125,000	Colorado State Housing and Finance Authority, Revenue Bonds, AMT - Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	126,298
750,000	E-470, CO, Public Highway Authority, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%) 0.357% , 0.384% due 9/1/39[4]	751,019
250,000	Larimer Weld and Boulder County, CO School District R-2J Thompson, General Obligation Unlimited,Refunding, 5.000% due 12/15/21	254,542
		1,798,181
	Connecticut — 5.3%
605,000	Connecticut Housing Finance Authority, Revenue Bonds, Taxable Refunding, Series A, 0.300% due 11/15/22	605,205
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A, 1.100% due 7/1/48[3]	760,919
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$500,000	Connecticut State, Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23[2]	$529,664
285,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	296,490
100,000	Metropolitan District (The), CT, Revenue Bonds, Taxable Refunding, 0.411% due 4/1/22	100,092
	University of Connecticut, Revenue Bonds, Series A:
250,000	5.000% due 11/15/23	265,199
250,000	5.000% due 8/15/26	273,205
		2,830,774
	District Of Columbia — 2.1%
1,000,000	Metropolitan Washington, DC, Airports Authority, Airport System, Revenue Bonds, AMT - Forward Delivery, Refunding, Series A, 5.000% due 10/1/24	1,147,938
	Florida — 5.9%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	300,325
335,000	County of Broward FL Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	371,077
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	567,379
385,000	Hillsborough County School Board, FL, Revenue Bonds, Refunding, AGM, 5.000% due 10/1/23	424,166
390,000	Manatee County, FL, Port Authority, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	390,415
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	266,352
535,000	Orlando, FL, Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	591,390
245,000	School District of Broward County/FL, Certificate Participation, Refunding, BAM-TCRS, 5.000% due 7/1/23	267,414
		3,178,518
	Georgia — 0.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	203,973
	Illinois — 5.2%
500,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.672% due 1/1/22	510,863
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	324,868
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	556,362
225,000	Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Series D, 5.000% due 1/1/23	240,563
500,000	Illinois State, General Obligation Unlimited, Series C, 4.000% due 3/1/24	546,250
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	284,761
295,000	St. Clair County, IL, Community Unit School District No 19, General Obligation Unlimited, Refunding, 4.000% due 2/1/22	300,636
		2,764,303
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — 0.8%
$375,000	Wyandotte County-Kansas City Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	$416,239
	Kentucky — 1.7%
	Kentucky State Property & Building Commission, Revenue Bonds, Refunding Project No. 112, Series B:
260,000	5.000% due 11/1/21	263,117
285,000	5.000% due 11/1/24	327,584
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	330,932
		921,633
	Louisiana — 1.7%
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	401,222
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	519,223
		920,445
	Maryland — 1.5%
250,000	Maryland State Department of Transportation, Revenue Bonds, Taxable Refunding, Series A, 0.806% due 8/1/25	250,039
500,000	Maryland State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	572,785
		822,824
	Michigan — 5.1%
500,000	Hazel Park, MI, School District, General Obligation Unlimited, Refunding, Q-SBLF, 4.000% due 5/1/24	550,974
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	452,578
500,000	Michigan State Building Authority, Revenue Bonds,Taxable Refunding, 0.461% due 10/15/22	501,815
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	217,195
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	222,543
250,000	Michigan State Finance Authority Revenue, Revenue Bonds, Taxable-Refunding-Trainity Health Credit Group, Series T, 2.208% due 12/1/23	259,742
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[3]	519,150
		2,723,997
	Minnesota — 1.1%
500,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	575,819
	Nebraska — 0.2%
100,000	City of Lincoln NE Electric System Revenue, Revenue Bonds, Taxable Refunding, Series B, 0.399% due 9/1/23	100,247
	Nevada — 0.9%
210,000	Clark County School District, General Obligation, Ltd., Refunding, Series A, 5.000% due 6/15/24	238,420
240,000	Clark County School District, General Obligation, Ltd., Series D, 5.000% due 6/15/24	272,481
		510,901
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — 3.7%
$250,000	County of Morris NJ, County Improvement Authority Revenue, Revenue Bonds, Series B, 0.571% due 2/1/24	$249,563
200,000	New Jersey Economic Development Authority, Revenue Bonds, 5.000% due 3/1/23	205,533
525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	539,565
180,000	New Jersey State Turnpike Authority, Revenue Bonds ,Series B, 5.000% due 1/1/23	192,106
525,000	New Jersey Turnpike Authority, Revenue Bonds, Taxable Refunding, Series B, 0.638% due 1/1/24	526,652
275,000	Township of Pennsauken NJ, General Obligation Unlimited, Taxable Refunding, 0.760% due 8/15/23	275,426
		1,988,845
	New York — 7.2%
615,000	City of New York, General Obligation Unlimited,Refunding, Series B, 5.000% due 8/1/23	675,122
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, 2.800% due 11/1/23	526,239
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A:
125,000	4.000% due 12/15/22	131,727
250,000	5.000% due 3/15/24	281,863
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	226,736
150,000	5.000% due 3/15/24	169,217
	New York State Urban Development Corp., Personal Income Tax, Revenue Bonds:
250,000	5.000% due 3/15/22	257,625
365,000	0.720% due 3/15/23	365,898
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund,Revenue Bonds, Series A, 5.255% due 11/15/22	371,518
	Port Authority of New York and New Jersey, Revenue Bonds:
310,000	1.086% due 7/1/23	314,376
200,000	5.000% due 10/15/23	220,744
295,000	Triborough Bridge and Tunnel Authority, NY, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	341,133
		3,882,198
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	100,766
	Ohio — 4.5%
	City of Akron OH Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	372,234
360,000	4.000% due 12/1/23	390,455
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	355,396
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	434,260
340,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series B, 5.000% due 1/1/26[2]	404,027
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	438,792
		2,395,164
	Pennsylvania — 17.3%
475,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	479,487
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh, Series A, 5.000% due 7/15/23	$328,308
325,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding University of Pittsburgh Center Series A, 5.000% due 7/15/25	384,023
	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding:
175,000	1.855% due 6/1/22	177,223
160,000	1.917% due 6/1/23	164,407
215,000	1.972% due 6/1/24	223,238
400,000	Bucks County, PA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	407,193
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	707,816
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT Refunding, Series B, 5.000% due 7/1/24	585,241
750,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Refunding,Series B, 5.000% due 11/1/24	859,179
460,000	East Norriton-Plymouth-Whitpain, PA, Joint Sewer Authority, Revenue Bonds, Refunding, 0.904% due 8/1/23	460,610
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	437,321
	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding:
200,000	0.409% due 5/1/23	199,539
425,000	5.000% due 9/1/23	465,234
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	104,745
400,000	New Castle Area School District, PA, General Obligation Ltd, BAM ST AID WITHHLDG, 3.000% due 3/1/23	416,559
290,000	New Castle Sanitation Authority, PA, Revenue Bonds, Taxable Refunding, AGM, 1.017% due 6/1/24	289,305
510,000	New Kensington, PA, Municipal Sanitary Authority, Revenue Bonds, (AGMC Insured), 0.592% due 12/1/23	510,005
500,000	Pennsylvania State University, Taxable, Revenue Bonds, Series B, 1.780% due 9/1/25	520,917
400,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Series E, 5.000% due 3/1/24	450,043
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23	219,504
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	200,763
105,000	Public Parking Authority of Pittsburgh, Revenue Bonds, Prefunded, Series A, 5.000% due 12/1/23	116,673
195,000	Public Parking Authority of Pittsburgh, Revenue Bonds, Unrefunded ,Series A, 5.000% due 12/1/23	214,097
355,000	State Public School Building Authority Paclg, Revenue Bonds, Refunding-Community College of Allegheny Co. Project, Series B (BAM), 4.000% due 7/15/22	368,158
		9,289,588
	Rhode Island — 0.8%
400,000	Rhode Island State, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	415,362
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — 0.7%
$350,000	Charleston, SC, Educational Excellence Finance Corp., Revenue Bonds, Taxable Refunding, 0.527% due 12/1/22	$351,061
	South Dakota — 0.4%
230,000	South Dakota State Building Authority, Revenue Bonds, Refunding, Series B, 0.676% due 9/1/23	230,124
	Tennessee — 0.5%
250,000	Memphis-Shelby County Airport Authority, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	272,972
	Texas — 10.9%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed):
325,000	5.000% due 8/15/22	341,311
310,000	5.000% due 8/15/23	339,608
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	100,948
	Cities of Dallas and Fort Worth International Airport, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 11/1/24	577,167
285,000	2.039% due 11/1/24	297,497
260,000	City of Grand Prairie TX, Revenue Bonds, 3.000% due 2/15/24	276,319
	City of Houston TX Airport System Revenue, Revenue Bonds, Refunding, Series C:
100,000	1.054% due 7/1/23	101,197
170,000	5.000% due 7/1/24	193,346
300,000	1.272% due 7/1/24	305,734
300,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	300,497
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/22	178,696
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	241,723
190,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40[3]	190,000
695,000	North Texas Tollway Authority, Revenue Bonds, 1.020% due 1/1/25	700,125
555,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	593,144
200,000	Pleasanton Independent School District, TX, General Obligation Unlimited, PSF-GTD, 5.000% due 8/15/23	219,661
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	347,689
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	565,000
		5,869,662
	Virginia — 2.3%
200,000	County of Fairfax VA,General Obligation Unlimited, Refunding, Series B (State Aid Withholding), 0.645% due 10/1/25	200,035
200,000	County of Fairfax VA,General Obligation Unlimited, Series A (State Aid Withholding), 4.000% due 10/1/23	216,946
250,000	Greater Richmond, VA, Convention Center Authority, Revenue Bonds, 5.000% due 6/15/23	270,286
520,000	Virginia College Building Authority, Revenue Bonds, 5.000% due 2/1/23	558,489
		1,245,756
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — 3.5%
$425,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Refunding ,Series S-1, 5.000% due 11/1/25	$450,555
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[5]	348,215
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B (AGMC Insured), 2.277% due 12/1/23	440,431
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	132,166
120,000	Port of Seattle WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	125,735
250,000	Port of Seattle WA, Revenue Bonds, Series D, 0.767% due 8/1/24	250,390
110,000	Washington State Housing Finance Commission, Revenue Bonds, AMT - Refunding, Series 2A (GNMA / FNMA / FHLMC), 1.700% due 12/1/21	110,430
		1,857,922
	Wisconsin — 2.2%
150,000	City of Milwaukee WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	175,378
215,000	Eau Claire WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	219,194
250,000	Wisconsin State, WI, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	277,417
150,000	Wisconsin State, WI, Housing and Economic Development Authority, Revenue Bonds, Series A, 1.550% due 11/1/38[3]	150,157
325,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	339,622
		1,161,768
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	408,511
	TOTAL MUNICIPAL BONDS (Cost $50,740,233)	51,423,719
Shares
REGISTERED INVESTMENT COMPANIES* — 0.8%
41,460	ESC CEF Blackrock Municipal	0
6,700	VanEck Vectors High-Yield Municipal Index ETF	427,929
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $405,447)	427,929
Face Amount
REPURCHASE AGREEMENT* — 4.4%
2,364,452	With Fixed Income Clearing Corp., dated 7/30/21, 0.00%, principal and interest in the amount of $2,364,452, due 8/2/21, (collateralized by a U.S. Treasury Note with a par value of $2,412,100, coupon rate of 0.125%, due 03/31/23, market value of $2,411,777)	2,364,452
	TOTAL REPURCHASE AGREEMENT (Cost $2,364,452)	2,364,452
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
503,360	State Street Navigator Securities Lending Government Money Market Portfolio[6]	$503,360
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $503,360)		503,360
TOTAL INVESTMENTS (Cost $54,515,648)	103.0%	$55,226,581
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.0)	(1,609,583)
NET ASSETS	100.0%	$53,616,998

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	When-issued security.
[3]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2021.
[4]	Floating Rate Bond. Rate shown is as of July 31, 2021.
[5]	Zero Coupon Bond.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.3%
	Alabama — 1.0%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$217,980
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	460,290
1,070,000	Jefferson County, AL, Sewer Revenue, Warrants, Series D, 6.000% due 10/1/42	1,242,409
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	570,539
250,000	Selma Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	263,118
		2,754,336
	Alaska — 0.4%
975,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,083,765
	Arizona — 3.7%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	345,689
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[3]	516,667
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	266,125
125,000	5.000% due 7/15/49[3]	142,844
250,000	4.000% due 7/15/50[3]	269,316
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	351,073
970,389	Arizona State, Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series A, 3.625% due 5/20/33	1,116,102
40,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	42,141
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, 5.000% due 5/15/39	274,361
2,250,000	Industrial Development Authority of the County of Yavapai, AZ, Revenue Bonds, Refunding, 0.120% due 4/1/29[2]	2,250,049
290,000	La Paz County, AZ, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	305,846
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	855,489
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	453,585
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[3]	278,475
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[3]	561,365
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
195,000	5.750% due 7/1/24[3]	212,246
500,000	6.750% due 7/1/44[3]	578,602
1,000,000	0.020% due 11/15/52[2]	1,000,000
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	557,422
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[3]	$144,299
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	163,045
		10,684,741
	California — 4.1%
	California Community Housing Agency, Revenue Bonds, Series A:
250,000	5.000% due 8/1/49[3]	289,928
195,000	4.000% due 2/1/56[3]	223,324
250,000	California Educational Facilities Authority, Revenue Bonds, Series V-1, 5.000% due 5/1/49	404,402
1,000,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 11/1/47	1,564,113
179,147	California Housing Finance Agency, Revenue Bonds, 3.500% due 11/20/35	213,406
100,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 5.000% due 1/1/56[3]	119,550
1,885,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series B, 0.000% due 1/1/61[1,3]	192,043
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	295,539
400,000	California School Finance Authority, Revenue Bonds, Series A, 6.375% due 7/1/46[3]	459,493
291,690	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	361,330
	California State, Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	417,277
500,000	5.000% due 6/1/46	571,693
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	350,285
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	375,344
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	301,134
500,000	California State, Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	566,372
785,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	843,868
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A:
250,000	4.000% due 10/1/56[3]	274,738
100,000	3.000% due 12/1/56	103,936
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[3]	111,264
1,000,000	Golden, CA, Tobacco Securitization Corp., Tabacco Settelment, Revenue Bonds, Series B, 0.000% due 6/1/47[1]	225,010
600,000	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, 5.000% due 7/1/45	730,761
500,000	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A, 5.000% due 7/1/61	600,174
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	637,600
250,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	284,449
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	$570,930
1,000,000	Riverside County, CA, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	652,531
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	206,231
		11,946,725
	Colorado — 9.1%
500,000	Amber Creek Metropolitan District, CO, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	526,813
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.375% due 12/1/28	1,083,095
	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	610,698
400,000	5.000% due 10/1/43	477,896
500,000	Banning Lewis Ranch Metropolitan District No. 8, CO, General Obligation Limited, Series A, 4.875% due 12/1/51	501,657
500,000	Base Village Metropolitan District No. 2, CO, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	519,490
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	518,358
500,000	Big Dry Creek Metropolitan District, CO, General Obligation Limited, Series A, 5.750% due 12/1/47	531,483
278,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	299,356
525,000	Broadway Park North Metropolitan District No 2, CO, General Obligation, 5.000% due 12/1/49[3]	581,143
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	797,502
500,000	Clear Creek Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	527,207
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	679,224
	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding:
500,000	5.000% due 1/1/31	545,906
275,000	5.000% due 12/1/33	292,799
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	433,940
35,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 4.000% due 1/1/42[4]	38,915
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	872,038
250,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Series A, 4.000% due 9/1/50	285,363
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	777,968
250,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	285,964
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	181,515
365,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	403,686
300,000	Copper Ridge Metropolitan District, CO, Revenue Bonds, 4.000% due 12/1/29	308,477
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Cottonwood Hollow Residential Metropolitan District, General Obligation limited, Refunding, 5.000% due 12/1/51	$503,102
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[3]	274,875
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	625,391
495,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	532,902
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,061,497
945,000	Harmony Technology Park, CO, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	1,026,191
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	544,265
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	542,571
500,000	Leyden Ranch, CO, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	527,833
750,000	Leyden Rock, CO, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	777,548
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	516,589
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	535,070
500,000	Reunion Metropolitan District, CO, Revenue Bonds, Series A, 3.625% due 12/1/44	502,015
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	537,511
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	780,766
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
195,000	3.000% due 12/1/21	195,842
750,000	5.000% due 12/1/30	778,353
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	233,563
325,000	5.000% due 12/1/47	370,025
555,000	STC Metropolitan District No 2, CO, General Obligation, Ltd., 3.000% due 12/1/25	585,395
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	527,033
520,000	Thompson Crossing Metropolitan District No. 4, CO, General Obligation Limited, Refunding, 3.500% due 12/1/29	556,846
	Vauxmont Metropolitan District, CO, General Obligation Ltd, (AGMC Insured):
250,000	5.000% due 12/1/32	323,552
160,000	5.000% due 12/15/32	185,611
500,000	Westcreek Metropolitan District No 2, CO, General Obligation Limited, Series A, 5.375% due 12/1/48	542,893
500,000	Westerly Metropolitan District No. 4, CO, General Obligation, Ltd. Series A, 5.000% due 12/1/50	551,683
		26,219,415
	Connecticut — 0.8%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[3]	502,238
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	476,010
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[3]	$199,346
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	139,989
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[3]	295,910
700,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	748,897
		2,362,390
	District Of Columbia — 0.8%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Refunding, Series A (MBIA Insured), 5.000% due 7/1/27	276,872
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	739,318
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,345,444
		2,361,634
	Florida — 4.7%
	Atlantic Beach, FL, Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	589,715
250,000	5.000% due 11/15/53	286,401
250,000	Capital Trust Agency Inc, FL, Revenue Bonds, 5.000% due 10/15/49[3]	280,944
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A, 5.000% due 7/1/56[3]	345,428
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,3]	799,508
195,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	206,781
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	182,935
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, (MBIA Insecured), 4.000% due 8/15/45	350,773
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Series C, 5.000% due 9/15/50[3]	162,554
550,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, Revenue Bonds, 6.000% due 2/1/33	590,859
	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured):
1,110,000	4.000% due 7/1/49	1,211,287
925,000	3.000% due 7/1/52[4]	1,025,262
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	338,710
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	594,488
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,469,672
750,000	Orange County, FL, Health Facilities Authority Revenue, Revenue Bonds, 5.000% due 8/1/40	866,877
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,107,515
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	$63,882
145,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, 5.000% due 6/1/55	158,123
5,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	6,138
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	600,514
250,000	5.000% due 1/1/42	272,028
500,000	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1, 5.000% due 3/1/30[3]	550,267
40,000	St. Johns County Industrial Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/15/46	44,585
160,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	160,166
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	706,508
500,000	4.125% due 5/1/37	544,534
		13,516,454
	Georgia — 0.9%
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	327,805
125,000	Development Authority of Monroe County (The), GA, Revenue Bonds, 1.500% due 1/1/39[2]	128,454
250,000	Geoge L Smith II Georgia World Congress Center Aurtority, GA, Revenue Bonds, Series B, 5.000% due 1/1/54[3]	301,503
475,000	Georgia Housing & Finance Authority, Revenue Bonds, 4.000% due 6/1/50	535,300
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	229,724
370,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 1/1/38	437,610
210,000	Houston Healthcare System, Inc., GA, Revenue Bonds, 5.000% due 10/1/31[2]	235,961
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[3]	399,735
		2,596,092
	Guam — 0.3%
175,000	Guam Department of Education, Certificate Participation, Refunding, 5.000% due 2/1/40	201,929
105,000	Guam Government Business Privilege, Revenue Bonds, Refunding, Series F, 4.000% due 1/1/36[4]	123,057
500,000	Guam Power Authority, Revenue Bonds, Series A (AGMC Insured), 5.000% due 10/1/22	526,976
		851,962
	Idaho — 0.7%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[3]	534,856
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[3]	273,584
See Notes to Schedules of Portfolio Investments
72

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Idaho — (Continued)
	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A:
$735,000	6.000% due 7/1/39[3]	$911,018
250,000	5.000% due 7/1/40[3]	288,409
		2,007,867
	Illinois — 13.6%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	268,058
100,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	123,365
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
250,000	0.000% due 12/1/25[1]	237,844
1,205,000	0.000% due 12/1/31[1]	991,755
765,000	5.000% due 12/1/41	775,794
400,000	7.000% due 12/1/46[3]	532,098
325,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (AGMC, AMBAC Insured), 5.500% due 12/1/31	449,891
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	147,725
625,000	0.000% due 12/1/25[1]	598,462
170,000	5.500% due 12/1/26	199,298
550,000	0.000% due 12/1/29[1]	479,628
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[3]	802,266
1,150,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	946,488
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	719,808
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	602,592
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	483,542
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	195,147
250,000	5.750% due 1/1/33	310,842
1,195,000	6.000% due 1/1/38	1,496,885
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	276,621
	Chicago, IL, General Obligation Unlimited, Series C:
250,000	0.000% due 1/1/27[1]	224,088
435,000	0.000% due 1/1/31[1]	339,346
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	378,318
500,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	530,052
150,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding (AMBAC Insured), 5.750% due 11/1/30	184,086
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	542,724
315,000	Illinois Housing Development Authority, Revenue Bonds, Series A, 3.000% due 4/1/51	346,161
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	454,468
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	397,672
See Notes to Schedules of Portfolio Investments
73

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Revenue Bonds, Refunding:
$230,000	5.000% due 12/1/40	$274,575
250,000	5.000% due 12/1/46	296,380
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	155,439
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	355,975
250,000	5.000% due 8/15/37	305,849
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,229,694
1,000,000	4.125% due 8/15/37	1,110,088
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	578,790
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	398,568
250,000	6.875% due 10/1/43	252,698
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	504,701
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	236,549
500,000	5.000% due 7/1/47	450,427
1,035,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	1,266,215
390,000	Illinois State Housing Development Authority, Revenue Bonds, Series A (GNMA / FNMA / FHLMC Insured), 4.250% due 10/1/49	434,731
460,000	Illinois State Housing Development Authority, Revenue Bonds, Series C, 3.500% due 8/1/46	495,983
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	529,234
	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured):
620,000	5.000% due 6/15/28	775,840
250,000	5.000% due 6/15/30	317,499
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	494,710
440,000	0.000% due 6/15/26[1]	418,473
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	557,247
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	375,023
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	583,139
1,000,000	5.000% due 2/1/39	1,102,214
200,000	5.000% due 1/1/41	228,912
750,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	921,969
	Illinois State, General Obligation Unlimited, Series D:
250,000	5.000% due 11/1/26	303,913
1,000,000	5.000% due 11/1/28	1,237,033
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	227,031
See Notes to Schedules of Portfolio Investments
74

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
$485,000	0.000% due 6/15/31[1]	$403,087
1,000,000	0.000% due 6/15/36[1]	731,410
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	487,631
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,749,618
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	577,982
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	248,010
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	511,627
	State of Illinois, General Obligation Unlimited:
500,000	5.500% due 5/1/30	672,712
250,000	4.000% due 10/1/33	301,137
165,000	4.000% due 6/1/35	183,918
500,000	4.000% due 10/1/42	588,872
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,131,644
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	534,745
496,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	531,919
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	269,095
		39,377,330
	Indiana — 1.7%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
900,000	5.000% due 6/1/32	926,215
300,000	5.000% due 6/1/39	308,035
	Indiana Finance Authority, Revenue Bonds, Series A:
100,000	5.250% due 11/15/46	116,909
1,500,000	4.000% due 7/1/50	1,746,793
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	375,422
195,000	6.500% due 11/15/33	213,748
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	698,574
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	308,760
350,000	5.000% due 4/1/28	359,636
		5,054,092
	Iowa — 0.5%
500,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[2]	550,622
250,000	Iowa State, Finance Authority, Revenue Bonds, 5.250% due 12/1/25	273,593
See Notes to Schedules of Portfolio Investments
75

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — (Continued)
$250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	$274,801
210,000	lowa State Finance Aurthority Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/51	227,492
		1,326,508
	Kansas — 0.1%
135,000	City of Manhattan KS, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/36	156,156
150,000	Wyandotte County, KS, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	154,953
50,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	51,125
		362,234
	Kentucky — 0.9%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	340,111
350,000	City of Ashland, KY, Revenue Bonds, Refunding, 4.000% due 2/1/36	387,651
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	110,448
130,000	Kentucky State University, Certificate Participation, Refunding, (BAM Insured), 4.000% due 11/1/34[4]	157,684
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	259,174
	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	462,291
500,000	0.000% due 10/1/27[1]	450,872
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	301,183
		2,469,414
	Louisiana — 4.2%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	308,450
3,500,000	Industrial Development Board OF Parish, LA, East Baton Rouge Inc, Revenue Bonds, Series A, 0.040% due 8/1/35[2]	3,500,000
5,500,000	Industrial Development Board OF Parish, LA, East Baton Rouge Inc, Revenue Bonds, Series B, 0.040% due 12/1/40[2]	5,500,000
875,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	868,964
1,250,000	Louisiana State Local Govenment Facility & Community Development Aurthority, Revenue Bonds, Series B, 2.500% due 4/1/36	1,290,921
500,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	619,959
		12,088,294
	Maryland — 1.8%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,274,512
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	$299,874
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[3]	266,533
750,000	Maryland Community Development Administration, Revenue Bonds, Series A, 3.000% due 9/1/51	824,426
500,000	Maryland Economic Development Corp., Revenue Bonds, 5.000% due 7/1/56	618,189
335,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	377,699
90,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	101,384
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	279,855
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	548,186
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	539,692
		5,130,350
	Michigan — 2.6%
380,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[3,5]	361,000
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	298,375
125,000	Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	154,956
	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A:
250,000	4.000% due 7/1/38	283,785
280,000	5.250% due 7/1/39	295,813
1,000,000	Grand Rapids Charter Township Economic Development Corp., MI, Revenue Bonds, 5.000% due 5/15/44	1,175,273
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	658,276
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	50,513
65,000	4.750% due 11/15/22	66,943
250,000	5.000% due 11/15/37	287,013
250,000	5.625% due 11/15/41	257,437
70,000	4.000% due 11/15/43[4]	76,233
4,000,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B, 0.000% due 6/1/65[1]	544,847
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	524,780
1,895,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,102,657
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	299,361
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30[2]	200,197
		7,637,459
	Minnesota — 0.2%
250,671	Minnesota Housing Finance Agency, Revenue Bonds, Series I, 2.800% due 12/1/47	264,484
See Notes to Schedules of Portfolio Investments
77

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — (Continued)
$240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	$277,049
		541,533
	Mississippi — 1.4%
220,000	Mississippi Business Finance Corp., Revenue Bonds, 2.375% due 6/1/44	222,385
2,000,000	Mississippi Business Finance Corp., Revenue Bonds, Series A, 0.040% due 12/1/30[2]	2,000,000
1,920,000	Mississippi Business Finance Corp., Revenue Bonds, Series D, 0.040% due 12/1/30[2]	1,920,000
		4,142,385
	Missouri — 1.3%
405,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	447,299
35,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[3]	35,551
430,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	416,489
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	110,930
640,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	707,261
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	117,441
250,000	5.000% due 2/1/42	280,181
250,000	Missouri State, Health and Educational Facilities Authority, Revenue Bonds, 5.000% due 8/1/45	274,063
60,000	Plaza at Noah’s Ark Community Improvement District, MO, Refunding, Revenue Bonds, 3.000% due 5/1/26	62,342
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	420,568
625,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	711,593
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	171,293
		3,755,011
	Nebraska — 0.1%
210,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	230,280
	Nevada — 0.6%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	380,217
290,000	Las Vegas, NV, Sales Tax Increment Revenue, 3.500% due 6/15/25[3]	290,181
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	552,700
390,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	439,260
		1,662,358
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Hampshire — 0.4%
$979,794	National Finance Authority, NH, Municipal Certificates, Revenue Bonds, Series 1, 4.125% due 1/20/34	$1,191,511
	New Jersey — 5.7%
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	501,589
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,166,251
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,230,547
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	192,008
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	408,739
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 1.620% due 3/1/28[6]	507,555
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,926,315
830,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	940,511
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	740,442
1,300,000	0.000% due 12/15/39[1]	851,900
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	933,730
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,019,439
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	153,342
1,000,000	0.000% due 12/15/34[1]	787,429
550,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	413,076
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	835,921
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,273,940
1,500,000	Union County NJ Industrial Pollution Control Financing Authority, Revenue Bonds, 0.040% due 7/1/33[2]	1,500,000
		16,382,734
	New Mexico — 0.5%
500,000	New Mexico Hospital Equipment Loan Council First Mortgage, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	577,187
530,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	592,482
275,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34	317,337
		1,487,006
See Notes to Schedules of Portfolio Investments
79

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — 6.0%
$1,250,000	Brooklyn, NY, Arena Local Development Corp., Pilot Revenue, Revenue Bonds, Refunding, 5.000% due 7/15/42	$1,469,529
435,000	Brooklyn, NY, Arena Local Development Corp., Revenue Bonds, 4.000% due 11/1/55	491,647
100,000	Build NYC Resource Corp, NY, Revenue Bonds, Series A, 4.000% due 6/15/51	110,462
315,000	Build NYC Resource Corp, NY, Revenue Bonds,Series A, 5.000% due 12/1/41[3]	369,467
	County of Sullivan, NY, Special Assessment:
150,000	4.850% due 11/1/31[3]	161,285
500,000	5.350% due 11/1/49[3]	534,618
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	537,322
395,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, Refunding, (SOFR*0.67+0.55%), 0.584% due 11/1/32[6]	397,793
	Metropolitan Transportation Authority, NY, Revenue Bonds:
325,000	4.000% due 11/15/48	379,311
175,000	4.000% due 11/15/49	203,825
250,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series A, (SIFMA MUNI SWAP INDEX + 0.50%), 0.520% due 11/15/42[6]	249,654
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C:
510,000	5.000% due 9/1/21	511,906
250,000	4.750% due 11/15/45	308,462
120,000	5.000% due 11/15/50	150,107
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	573,516
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2, 4.000% due 11/15/47	584,059
275,000	Monroe County Industrial Development Corp, NY , Revenue Bonds, 5.000% due 1/1/40	314,183
1,800,000	New York City Water & Sewer System, Revenue Bonds, 0.020% due 6/15/44[2]	1,800,000
1,900,000	New York City, NY, General Obligation Unlimited, Series F-3, 0.020% due 3/1/42[2]	1,900,000
1,000,000	New York City, NY, Municipal Water Finance Authority, Water And Sewer Sytem Revenue, Revenue Bonds, Series A-2, 0.020% due 6/15/44[2]	1,000,000
460,000	New York City,NY, Water and Sewer System Revenue, Revenue Bonds,Series BB2, 4.000% due 6/15/42	556,280
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[3]	853,411
1,000,000	New York State, Dormitory Authority, Revenue Bonds,Series A, 5.000% due 3/15/40	1,269,163
425,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	452,431
1,415,000	New York State, Urban Development Corp., Revenue Bonds, 5.000% due 3/15/50	1,817,844
250,000	The Town OF Huntington Local Development Corp., NY, Revenue Bonds, Series A, 5.250% due 7/1/56	277,405
		17,273,680
	North Carolina — 0.6%
1,000,000	North Carolina Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 7/1/51	1,101,761
215,000	North Carolina Medical Care Commission, Revenue Bonds, 5.000% due 7/1/34	247,682
See Notes to Schedules of Portfolio Investments
80

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	$523,789
		1,873,232
	North Dakota — 0.3%
195,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	215,219
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	580,358
		795,577
	Ohio — 2.7%
750,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	882,076
3,680,000	Buckeye, OH, Tobacco Settlement Financing Authority, Revenue Bonds, Series B-3, 0.000% due 6/1/57[1]	609,511
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	670,170
455,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	542,321
345,000	Franklin Contry, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	395,997
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	600,490
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,226,864
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 12/1/50	558,415
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
300,000	5.750% due 12/1/32	314,836
500,000	6.000% due 12/1/42	523,457
	State of Ohio, Revenue Bonds:
250,000	5.000% due 12/1/28[3]	281,253
250,000	5.000% due 12/1/38[3]	271,301
300,000	5.000% due 12/1/48[3]	321,246
420,000	State of Ohio, Revenue Bonds, Refunding, 5.000% due 12/1/33[3]	461,254
		7,659,191
	Oklahoma — 0.4%
85,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, RevenueBonds, Series A, 8.500% due 8/25/26[3]	85,427
635,000	Norman Regional Hospital Authority, Revenue Bonds, Refunding, 4.000% due 9/1/37	711,253
375,000	Oklahoma Development Finance Authority, Revenue Bonds, Series A, 5.000% due 8/1/52	37,500
250,000	Oklahoma, ST, Development Finance Authority, Healthcare System, Revenue Bonds, Series B, 5.500% due 8/15/57	309,798
		1,143,978
	Oregon — 0.2%
125,000	Clackamas County, OR, Hospital Facility Authority, Oregon Senior Living, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	139,678
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Oregon — (Continued)
$395,000	Polk County, OR, Oregon Hospital Facility Authority, Revenue Bonds, Series A, 5.125% due 7/1/55	$415,624
130,000	Yamhill County Hospital Authority, Revenue Bonds, Series A, 5.000% due 11/15/51	153,043
		708,345
	Pennsylvania — 4.3%
500,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds,Refunding, Series A, 5.000% due 4/1/47	608,076
750,000	Berks County, PA, Industrial Development Authority, Tower Health Project, Revenue Bonds, Refunding, 5.000% due 11/1/47	830,329
270,000	Bucks Country, PA, Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/46	311,535
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	141,426
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	444,136
250,000	6.000% due 6/1/46	273,243
500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/29	567,721
500,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series C, (3M USD LIBOR*0.67+0.75%), 0.840% due 6/1/37[6]	483,372
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,144,571
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	217,869
350,000	Lancaster County, PA, Hospital Authority, Revenue Bonds, Refunding, 5.000% due 3/1/45	400,984
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	500,410
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	691,409
250,000	5.250% due 1/15/46	283,039
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	109,070
500,000	5.000% due 11/15/36	591,350
100,000	5.000% due 12/1/46	111,444
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	291,279
	Northampton County, PA, Industrial Development Authority, Revenue Bonds:
250,000	5.000% due 11/1/44	287,250
300,000	5.000% due 11/1/49	343,575
600,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding, Series B, 0.160% due 12/1/30[2]	600,065
1,000,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/44	1,321,920
250,000	Pennsylvania State Lancaster County Hospital Authority, Revenue Bonds, 5.000% due 3/1/40	288,544
	Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	120,276
115,000	5.000% due 6/15/40[3]	136,786
425,000	5.000% due 8/1/40	527,124
325,000	The Berks County Municipal Authority, PA, Revenue Bonds, Series A, 5.000% due 2/1/28	375,014
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	$164,234
100,000	Westmoreland County Industrial Development Authority, PA, Revenue Bonds, 4.000% due 7/1/25	113,203
		12,279,254
	Puerto Rico — 6.3%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,194
700,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/41[5]	602,875
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, 5.000% due 7/1/35[3]	2,470,038
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
145,000	5.000% due 7/1/33	151,223
100,000	5.125% due 7/1/37	104,405
2,945,000	5.250% due 7/1/42	3,078,085
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40[5]	982,500
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,697
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	611,382
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	77,090
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 0.617% due 7/1/29[6]	559,112
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[5]	504,375
85,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	83,194
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	304,772
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	524,211
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,721
455,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 5.280% due 7/1/28	435,083
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	802,377
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	260,242
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	431,256
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	100,250
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	501,250
See Notes to Schedules of Portfolio Investments
83

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	$268,441
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
7,000	0.000% due 7/1/24[1]	6,740
15,000	0.000% due 7/1/27[1]	13,753
14,000	0.000% due 7/1/29[1]	12,228
18,000	0.000% due 7/1/31[1]	14,539
13,243,000	0.000% due 7/1/51[1]	3,207,073
725,000	5.000% due 7/1/58	845,372
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	576,163
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, AMBAC Insured:
209,663	0.000% due 8/1/47[1]	68,393
323,124	0.000% due 8/1/54[1]	74,585
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	189,898
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,750
150,000	5.000% due 6/1/36	147,000
		18,176,267
	Rhode Island — 1.1%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,036,567
750,000	5.000% due 9/1/36	858,309
490,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	540,589
5,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	823,093
		3,258,558
	South Carolina — 1.9%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	713,407
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	259,076
240,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	260,928
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	460,385
1,090,000	5.000% due 10/1/41[3]	1,209,985
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	883,543
	South Carolina State, Jobs-Economic Development Authority, Revenue Bonds, Refunding, Series A:
100,000	8.750% due 7/1/25[4]	99,997
105,000	4.000% due 6/1/56[4]	111,149
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	239,809
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	606,615
500,000	5.000% due 12/1/41	604,020
See Notes to Schedules of Portfolio Investments
84

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	$5,910
		5,454,824
	Texas — 3.7%
645,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	748,809
350,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	363,383
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	377,510
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,679,261
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	156,374
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding (AMBAC Insured), 4.400% due 5/1/30	614,050
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,049,862
375,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/35	422,970
	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds:
250,000	5.500% due 1/1/49	262,814
400,000	5.000% due 1/1/55	423,056
215,000	New Hope Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Series A, 5.000% due 7/1/40	254,115
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	621,009
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	309,055
500,000	5.000% due 6/15/38	514,125
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	239,534
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
250,000	4.000% due 5/15/27	270,475
70,000	4.000% due 5/15/31	74,956
150,000	5.000% due 11/15/35	168,577
625,000	5.000% due 5/15/45	678,046
170,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	189,350
500,000	Texas State, Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, 6.250% due 12/15/26	589,412
700,000	Town of Little Elm TX, Special Assessment, Series A, 5.375% due 9/1/51[3]	707,735
		10,714,478
	Utah — 0.4%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[3]	529,599
250,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, Series A, 5.000% due 8/1/50	287,530
270,000	Mida Mountain Village, UT, Public Infrastucture District, Special Assessment, 4.000% due 8/1/50[3]	286,330
		1,103,459
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — 2.7%
	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A:
$750,000	5.000% due 1/1/38	$918,136
500,000	5.000% due 1/1/50	619,565
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding, 5.000% due 7/1/38	552,580
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	354,929
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	553,519
600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	707,253
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	584,174
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,134,866
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	806,932
	Virginia Small Business Financing Authority, Revenue Bonds:
500,000	5.000% due 1/1/32	618,234
250,000	4.000% due 1/1/45	283,999
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	537,738
		7,671,925
	Washington — 2.2%
235,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	283,037
	Washington State Convention Center Public Facilities District, Revenue Bonds:
500,000	4.000% due 7/1/31	596,619
250,000	5.000% due 7/1/31	321,695
250,000	5.000% due 7/1/35	319,541
250,000	5.000% due 7/1/58	313,456
748,283	Washington State Housing Finance Commission, Revenue Bonds, Series A, 3.500% due 12/20/35	883,260
	Washington State, Health Care Facilities Authority, Revenue Bonds:
200,000	5.000% due 8/1/30	259,164
300,000	5.000% due 8/15/34	357,510
1,125,000	5.000% due 12/1/36	1,310,503
625,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	683,376
	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds:
500,000	5.000% due 1/1/55[3]	564,430
500,000	5.000% due 1/1/56[3]	563,079
		6,455,670
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	307,202
	Wisconsin — 3.9%
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	294,182
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2021 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	$571,874
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	136,100
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[3]	272,238
500,000	5.000% due 9/1/54[3]	574,817
	Public Finance Authority, WI, Revenue Bond:
250,000	5.000% due 12/1/45[3]	285,137
135,000	5.000% due 4/1/50[3]	161,830
	Public Finance Authority, WI, Revenue Bonds:
375,000	5.000% due 6/1/29[3]	423,886
130,000	5.000% due 6/1/34	160,030
250,000	5.000% due 1/1/35	297,587
750,000	5.000% due 1/1/46	873,184
135,000	5.000% due 6/1/49	161,398
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	298,665
1,000,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.000% due 7/1/51	1,165,516
	Public Finance Authority, WI, School Education Revenue, Revenue Bonds:
295,000	4.000% due 6/15/29[3]	321,088
500,000	4.000% due 6/15/40[3]	524,468
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[3]	388,070
70,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	73,913
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	603,299
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,201,252
	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	1,057,221
390,000	0.110% due 2/15/53[2]	390,000
	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D:
35,000	0.400% due 5/1/45[2]	35,052
795,000	4.000% due 3/1/47	872,880
		11,143,687
	Other Territory — 0.4%
722,175	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	837,744
719,411	Federal Home Loan Mortgage Corporation Multifamily ML-10 Certificates, Class AUS, 2.055% due 1/25/38[2]	154,770
264,783	Federal Home Loan Mortgage Corporation Multifamily ML-10 Certificates, Class AUS, 2.032% due 1/25/38	279,266
	TOTAL MUNICIPAL BONDS (Cost $265,442,231)	286,514,987
TOTAL INVESTMENTS (Cost $265,442,231)	99.3%	$286,514,987
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	1,882,555
NET ASSETS	100.0%	$288,397,542
See Notes to Schedules of Portfolio Investments
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2021 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2021.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2021, these securities, which are not illiquid, amounted to $40,494,759 or 14.0% of net assets for the Fund.
[4]	When-issued security.
[5]	This security is in default. See Note 1.
[6]	Floating Rate Bond. Rate shown is as of July 31, 2021.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
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1.  Organization and Significant Accounting Policies
As of July 31, 2021, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
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pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2021. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at July 31, 2021.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended July 31, 2021. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2021 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Air Freight & Logistics	$8,505	$—	$—	$8,505
Auto Components	26,883	—	—	26,883
Banks	126,472	—	—	126,472
Beverages	12,216	—	—	12,216
Biotechnology	135,760	—	—	135,760
Building Products	42,830	—	—	42,830
Capital Markets	26,165	—	—	26,165
Chemicals	11,873	—	—	11,873
Commercial Services & Supplies	38,252	—	—	38,252
Communications Equipment	16,426	—	—	16,426
Construction & Engineering	12,139	—	—	12,139
Consumer Finance	34,054	—	—	34,054
Containers & Packaging	11,876	—	—	11,876
Diversified Consumer Services	18,229	—	—	18,229
Diversified Telecommunication Services	5,454	—	—	5,454
Electrical Equipment	7,586	—	—	7,586
Electronic Equipment, Instruments & Components	27,129	—	—	27,129
Energy Equipment & Services	10,595	—	—	10,595
Equity Real Estate Investment Trusts	116,547	—	—	116,547
Food & Staples Retailing	15,662	—	—	15,662
Gas Utilities	31,815	—	—	31,815
Health Care Equipment & Supplies	26,008	—	—	26,008
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Health Care Providers & Services	$53,444	$—	$—	$53,444
Health Care Technology	12,468	—	—	12,468
Hotels, Restaurants & Leisure	19,086	—	—	19,086
Household Durables	28,853	—	—	28,853
Household Products	13,944	—	—	13,944
Insurance	24,291	—	—	24,291
IT Services	67,115	—	—	67,115
Leisure Equipment & Products	18,297	—	—	18,297
Machinery	10,827	—	—	10,827
Media	51,479	—	—	51,479
Metals & Mining	39,030	—	—	39,030
Mortgage Real Estate Investment Trust	13,022	—	—	13,022
Multi-line Retail	8,987	—	—	8,987
Oil, Gas & Consumable Fuels	35,425	—	—	35,425
Paper & Forest Products	16,308	—	—	16,308
Personal Products	6,162	—	—	6,162
Pharmaceuticals	21,691	—	0*	21,691
Professional Services	24,151	—	—	24,151
Real Estate Management & Development	13,325	—	—	13,325
Semiconductors & Semiconductor Equipment	56,522	—	—	56,522
Software	34,090	—	—	34,090
Specialty Retail	41,113	—	—	41,113
Textiles, Apparel & Luxury Goods	6,174	—	—	6,174
Thrifts & Mortgage Finance	18,649	—	—	18,649
Trading Companies & Distributors	66,301	—	—	66,301
Wireless Telecommunication Services	23,973	—	—	23,973
Total Common Stocks	1,487,203	—	—	1,487,203
Repurchase Agreement	—	24,795	—	24,795
Investment of Security Lending Collateral	21,789	—	—	21,789
Total Investments	1,508,992	24,795	0	1,533,787
Total	$1,508,992	$24,795	$0	$1,533,787
* Includes one security priced at $0.
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$21,785,571	$—	$—	$21,785,571
U.S. Treasury Bills	—	109,981,025	—	109,981,025
Repurchase Agreement	—	13,288,545	—	13,288,545
Purchased Options
Calls	362,817,000	—	—	362,817,000
Puts	6,656,000	—	—	6,656,000
Total Purchased Options	369,473,000	—	—	369,473,000
Total Investments	391,258,571	123,269,570	—	514,528,141
Total	$391,258,571	$123,269,570	$—	$514,528,141
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(109,213,000)	$—	$—	$(109,213,000)
Puts	(4,490,650)	—	—	(4,490,650)
Total Written Options	(113,703,650)	—	—	(113,703,650)
Total	$(113,703,650)	$—	$—	$(113,703,650)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Fund	$180,600	$—	$—	$180,600
U.S. Treasury Bills	—	3,699,364	—	3,699,364
Repurchase Agreement	—	1,216,673	—	1,216,673
Purchased Options
Calls	13,954,500	—	—	13,954,500
Puts	256,000	—	—	256,000
Total Purchased Options	14,210,500	—	—	14,210,500
Total Investments	14,391,100	4,916,037	—	19,307,137
Total	$14,391,100	$4,916,037	$—	$19,307,137
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(4,200,500)	$—	$—	$(4,200,500)
Puts	(245,045)	—	—	(245,045)
Total Written Options	(4,445,545)	—	—	(4,445,545)
Total	$(4,445,545)	$—	$—	$(4,445,545)
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Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$49,100,523	$—	$49,100,523
Federal National Mortgage Association	—	34,528,418	—	34,528,418
Total Agency Notes	—	83,628,941	—	83,628,941
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	55,177,663	—	55,177,663
Federal National Mortgage Association	—	84,128,525	—	84,128,525
Government National Mortgage Association	—	649,436	—	649,436
Total Mortgage-Backed Securities	—	139,955,624	—	139,955,624
Corporate Notes
Banking	—	33,152,320	—	33,152,320
Beverages, Food & Tobacco	—	1,067,380	—	1,067,380
Communications	—	18,299,242	—	18,299,242
Computer Software & Processing	—	24,856,307	—	24,856,307
Heavy Machinery	—	9,094,231	—	9,094,231
Insurance	—	5,537,764	—	5,537,764
Pharmaceuticals	—	10,260,270	—	10,260,270
Total Corporate Notes	—	102,267,514	—	102,267,514
U.S. Treasury Notes/Bonds	—	93,332,188	—	93,332,188
Repurchase Agreement	—	8,551,925	—	8,551,925
Investment of Security Lending Collateral	20,908,195	—	—	20,908,195
Total Investments	20,908,195	427,736,192	—	448,644,387
Total	$20,908,195	$427,736,192	$—	$448,644,387
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$—	$507,121	$—	$507,121
Municipal Bonds
Alabama	—	450,230	—	450,230
Arizona	—	978,205	—	978,205
California	—	1,609,793	—	1,609,793
Colorado	—	1,798,181	—	1,798,181
Connecticut	—	2,830,774	—	2,830,774
District of Columbia	—	1,147,938	—	1,147,938
Florida	—	3,178,518	—	3,178,518
Georgia	—	203,973	—	203,973
Illinois	—	2,764,303	—	2,764,303
Kansas	—	416,239	—	416,239
Kentucky	—	921,633	—	921,633
Louisiana	—	920,445	—	920,445
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Maryland	$—	$822,824	$—	$822,824
Michigan	—	2,723,997	—	2,723,997
Minnesota	—	575,819	—	575,819
Nebraska	—	100,247	—	100,247
Nevada	—	510,901	—	510,901
New Jersey	—	1,988,845	—	1,988,845
New York	—	3,882,198	—	3,882,198
North Carolina	—	100,766	—	100,766
Ohio	—	2,395,164	—	2,395,164
Pennsylvania	—	9,289,588	—	9,289,588
Rhode Island	—	415,362	—	415,362
South Carolina	—	351,061	—	351,061
South Dakota	—	230,124	—	230,124
Tennessee	—	272,972	—	272,972
Texas	—	5,869,662	—	5,869,662
Virginia	—	1,245,756	—	1,245,756
Washington	—	1,857,922	—	1,857,922
Wisconsin	—	1,161,768	—	1,161,768
Wyoming	—	408,511	—	408,511
Total Municipal Bonds	—	51,423,719	—	51,423,719
Repurchase Agreement	—	2,364,452	—	2,364,452
Investment of Security Lending Collateral	503,360	—	—	503,360
Registered Investment Companies	427,929	—	—	427,929
Total Investments	931,289	54,295,292	—	55,226,581
Total	$931,289	$54,295,292	$—	$55,226,581
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund’s Portfolio(s), including political, social and economic risks. Any such impact could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s). The ultimate impact of COVID-19 on the financial performance of the Portfolios’ investments is not reasonably estimable at this time.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of
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offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2021 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of July 31, 2021, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,226,325	$(2,226,325)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$3,193,899	$(3,193,899)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,858	$(2,858)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$24,795	$(24,795)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$208,736	$(208,736)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$221,041	$(221,041)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,002,858	$(1,002,858)	$—	$—	$—
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Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$58,476	$(58,476)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,349,710	$(1,349,710)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$29,799,618	$(29,799,618)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$85,402	$(85,402)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$13,288,545	$(13,288,545)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,216,673	$(1,216,673)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,551,925	$(8,551,925)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,364,452	$(2,364,452)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of July 31, 2021. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the
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end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2021. During the period ended July 31, 2021, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of July 31, 2021, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $17,500,246 and $478,332 respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $131,766,596 and $3,499,383 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended July 31, 2021. During the period ended July 31, 2021, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability
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to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of July 31, 2021, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Value Equity Portfolio	$12,320	$—	12,486	0.50
Quantitative U.S. Small Cap Equity Portfolio	18,826	21,789	—	1.22
Quantitative International Equity Portfolio	9,286,831	5,787,490	4,308,844	18.63
Women in Leadership U.S. Equity Portfolio	623,644	—	632,730	2.28
Quantitative U.S. Long/Short Equity Portfolio	1,369,282	—	1,433,093	1.22
Quantitative U.S. Total Market Equity Portfolio	592,181	—	626,701	1.35
Small Cap Equity Portfolio	81,176,105	52,633,899	30,908,066	5.52
Core Fixed Income Portfolio	20,530,513	20,908,195	—	4.55
Short Term Tax Aware Fixed Income Portfolio	493,280	503,360	—	0.89
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2021.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2021, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $46,491,916 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $10,333,114, and $11,957,802, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when
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interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events or transactions subsequent to July 31, 2021 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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